As filed with the Securities and Exchange Commission on March 3, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09025
New Covenant Funds
(Exact name of registrant as specified in charter)
200 East Twelfth Street, Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Service, LLC
777 E Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)
414-765-5138
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

to our shareholders

NEW COVENANT FUNDS
December 31, 2008

Dear Shareholders:

We are pleased to deliver our semi-annual report, which covers the six-month period between July 1, 2008 and December 31, 2008.

While the word unprecedented is sometimes applied for mere effect, economic news during this period justified its use. Here is an abbreviated summary of the headlines that appeared during the second half of 2008.

•	Some of the largest and most storied banks, brokerages, thrifts, and insurance companies faced failure, distressed sales, and bailouts.

•	The price of crude oil reached a record high before falling more than $100 per barrel.

•	The Federal Reserve Bank and Treasury seized government sponsored entities Fannie Mae and Freddie Mac.

•	The Reserve Primary Fund became the first money market fund to “break the buck” in nearly two decades.

•	The Federal Reserve Bank issued four-week notes at 0%.

•	Consumer spending and credit contracted for the first time since the early 1990s.

•	The Federal Reserve Bank began lending directly to corporations.

•	Global banks lowered rates in unison.

•	The Federal-Funds rate was targeted to a range of 0% to 0.25%.

•	Congress approved spending hundreds of billions of dollars to support the functioning of credit markets.

Uncertainty caused by global financial stress and government intervention intensified stock market volatility during this six-month period. The Standard & Poor’s 500 Index1 (the “S&P 500”) fell -28.48%.

In the bond market, Treasury securities benefited from investors’ flight to perceived safety. Spreads between yields on Treasury securities and other fixed-income securities widened during the period, due to lack of liquidity and lack of demand for non-Treasury issues. The Barclays Capital Aggregate Index2 returned 4.07% for the six-month period. The Barclays Capital Intermediate Aggregate Index2 returned 3.45% for the six-month period.

Total Returns* as of December 31, 2008	Aggregate		Average Annual
	Latest Qtr	Six Months	1 Year	3 Years	5 Years	10 Years
New Covenant Growth Fund	-22.56%	-31.85%	-38.93%	-10.04%	-2.86%	-1.73%

New Covenant Income Fund	-5.70%	-11.89%	-14.61%	-2.14%	-0.17%	2.78%

New Covenant Balanced Growth Fund	-15.80%	-24.06%	-29.86%	-6.68%	-1.61%	0.42%

New Covenant Balanced Income Fund	-11.54%	-18.95%	-23.69%	-4.71%	-0.92%	1.46%

Expense Ratios†

	Gross Expense Ratio	Net Expense Ratio
New Covenant Growth Fund	1.35%	1.10%

New Covenant Income Fund	1.11%	0.86%

New Covenant Balanced Growth Fund	1.38%	1.13%

New Covenant Balanced Income Fund	1.36%	1.11%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (877) 835-4531 or visit our website at www.NewCovenantFunds.com.

* The performance information for all the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Adviser. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

† The Gross Expense Ratio is based on the most recent prospectus. The Adviser has contractually agreed to limit the fees for the period from July 1, 2008 through June 30, 2009. The Net Expense Ratio is based upon the Gross Expenses less the fees waived by the Adviser. Had this waiver not been in effect, the performance would have been lower. For the New Covenant Income, Balanced Growth and Balanced Income Funds, the ratios also include those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies. Excluding these acquired fund fees and expenses, the Expense Ratios would be as follows: Income Fund: Gross 1.10% and Net 0.85%; Balanced Growth Fund: Gross 0.40% and Net 0.15%; and Balanced Income Fund: Gross 0.45% and Net 0.20%.

to our shareholders

NEW COVENANT FUNDS
December 31, 2008

The New Covenant Growth Fund

The New Covenant Growth Fund returned -31.85% during the six-month period through December 31, 2008. The Fund’s benchmark, the S&P 500, declined -28.48%.

This Fund uses a core-satellite strategy4: It invests the majority of its assets in a core portfolio and adds satellite portfolios of value, growth and international stocks. The Fund also spreads its assets among small-, mid- and large-cap shares in order to gain exposure to the broad equity market.3

During the period, relative and absolute performance were adversely affected by owning international shares, which detracted from absolute and relative performance.3

The New Covenant Income Fund

The New Covenant Income Fund returned -11.89% during the six-month period ended December 31, 2008. That compared to a 3.45% return for its primary benchmark, the Barclays Capital Intermediate Aggregate Index and a return of 4.07% for the Barclays Capital Aggregate Index.

This Fund seeks to achieve returns commensurate with high quality, intermediate term, fixed income securities, while providing current income and preservation of capital.

The Fund’s underweight position in Treasury securities and overweight position in non-agency mortgage-backed securities detracted from absolute investment results and performance relative to the benchmarks.3

On November 18, 2008 One Compass Advisors, investment adviser to New Covenant Funds, announced the selection of three new sub-advisers to provide asset management services to the New Covenant Income Fund. Baird Advisors; Earnest Partners, LLC; and Sterling Capital Management, LLC will replace Tattersall Advisory Group, Inc., a subsidiary of Wachovia Corporation, as sub-advisers to the New Covenant Income Fund effective January 2, 2009.

The New Covenant Balanced Growth Fund

The New Covenant Balanced Growth Fund declined -24.06% during the six-month period ended December 31, 2008. That compared to a -16.65% return for its primary benchmark, a composite index comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays Capital Intermediate Aggregate Index. It also compared to a -16.46% return for a composite index comprised of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays Capital Aggregate Index.

The Balanced Growth Fund trailed its composite benchmarks due to underperformance from the Growth Fund and the Income Fund. As of December 31, 2008, the Fund held an asset allocation of approximately 60% of assets in the Growth Fund and 40% in the Income Fund.3

The New Covenant Balanced Income Fund

The New Covenant Balanced Income Fund declined -18.95% during the six-month period ended December 31, 2008. That compared to a -8.63% return for its primary benchmark, a composite index comprised of a 35% weighting in the S&P 500 Index and a 65% weighting in the Barclays Capital Intermediate Aggregate Index. It also compared to a -8.28% return for a composite index comprised of a 35% weighting in the S&P 500 Index and a 65% weighting in the Barclays Capital Aggregate Index.

The underperformance of both the Growth Fund and the Income Fund relative to their benchmarks detracted from the Balanced Income Fund’s performance relative to its composite indices. The Fund held a neutral asset allocation as of the end of the period, with approximately 35% of its assets in the Growth Fund and 65% of assets in the Income Fund.

Thank you for choosing the New Covenant Funds. We look forward to helping you achieve your most important financial objectives. If you have questions, please call us at (877) 835-4531.

Investment Concerns:

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. International investing involves increased risk and volatility.

Bond funds will tend to experience smaller fluctuations in value than stock funds; therefore, fluctuations in price, especially for longer-term issues and in environments of rising interest rates, should be anticipated. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interests in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages. Other principal risks associated with securities in the Income Fund are the following: Interest Rate Risk, Call Risk, Credit Risk, Put and Call Option Risk, Foreign Securities Risk, Options and Futures Risk, Government Securities Risk and Rebalancing Risk. For a more complete description of these risks, please consult the Prospectus.

Paul H. Stropkay, CFA
Senior Vice President and Chief Investment Officer
One Compass Advisors5

Past performance does not guarantee future results.

1	The Standard & Poor’s 500 Index (“S&P 500”) of stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. It is not possible to invest directly in any index.
2	The Barclays Capital Aggregate Index and the Barclays Capital Intermediate Aggregate Index (formerly known as the Lehman Aggregate Bond Index and the Lehman Intermediate Aggregate Bond Index, respectively) are unmanaged indices of U.S. bonds, which include reinvestment of any earnings. They are widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index. In the future, the Fund will use the Barclays Capital Intermediate Aggregate Index for comparison purposes because the Adviser believes this benchmark is more highly correlated to the holdings and style of the Fund.
3	Portfolio composition is subject to change.
4	Diversification does not guarantee a profit nor protect against a loss.
5	A subsidiary of the Presbyterian Church U.S.A. Foundation.

to our shareholders

NEW COVENANT FUNDS
December 31, 2008

Portfolio Allocation as of 12/31/08 (unaudited) (subject to change)

GROWTH FUND:

Percentage of
Security Allocation	Market Value

Health Care	20.3%
Information Technology	17.6%
Financials	13.9%
Industrials	13.0%
Consumer Discretionary	12.2%
Energy	11.1%
Consumer Staples	7.2%
Utilities	2.1%
Materials	1.4%
Telecommunication Services	1.2%

Total	100.0%

INCOME FUND:

Percentage of
Security Allocation	Market Value

Non-Government Agency/MBS	34.4%
Corporates	31.3%
Government Agency/MBS	24.6%
Cash Equivalents(a)	5.2%
Other	2.8%
Asset Backed	1.7%

Total	100.0%

BALANCED GROWTH FUND:

Percentage of
Security Allocation	Market Value

New Covenant Growth Fund	61.1%
New Covenant Income Fund	37.6%
Cash Equivalents(a)	1.3%

Total	100.0%

(a)	Includes other assests in excess of liabilities.

BALANCED INCOME FUND:

Percentage of
Security Allocation	Market Value

New Covenant Income Fund	61.3%
New Covenant Growth Fund	36.1%
Cash Equivalents(a)	2.6%

Total	100.0%

portfolio of investments

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 94.4%
	Advertising - 0.2%
8,360	Interpublic Group of Cos., Inc.(a)	$33,106
45,400	Omnicom Group, Inc.	1,222,168

		1,255,274

	Aerospace-0.1%
675	Aerovironment, Inc.(a)	24,847
7,586	BE Aerospace, Inc.(a)	58,336
687	Curtiss-Wright Corp.	22,939
3,697	Esterline Technologies Corp.(a)(L)	140,079
9,803	Hexcel Corp.(a)	72,444
113	LMI Aerospace, Inc.(a)	1,285
596	ManTech International Corp., Class A(a)	32,297
881	Orbital Sciences Corp.(a)	17,206
798	SRA International, Inc., Class A(a)	13,766
696	Stanley, Inc.(a)	25,209
2,755	Teledyne Technologies, Inc.(a)(L)	122,735
758	TransDigm Group, Inc.(a)	25,446

		556,589

	Automotive - 0.2%
2,000	Bayerische Motoren Werke AG	60,078
2,230	BorgWarner, Inc.	48,547
10,800	Bridgestone Corp.	158,098
4,100	Compagnie Generale des Etablissements Michelin	214,119
1,640	Fuel Systems Solutions, Inc.(a)(L)	53,726
3,493	LKQ Corp.(a)	40,728
7,700	Suzuki Motor Corp.	104,309
4,520	Tenneco Automotive, Inc.(a)(L)	13,334
3,917	The Goodyear Tire & Rubber Co.(a)	23,385
135,000	TRW Automotive Holdings Corp.(a)(L)	486,000
1,468	WABCO Holdings, Inc.	23,180

		1,225,504

	Banks - 2.8%
128,400	Banco Bilbao Vizcaya Argentaria SA	1,545,655
23,000	Bank Muscat SA - GDR(a)	190,426
124,929	Bank of America Corp.	1,759,000
4,645	Cardinal Financial Corp.	26,430
5,010	Center Financial Corp.	30,912
4,390	City Holding Co.	152,684
184,600	Commerce Asset Holdings	312,113
1	Commercial International Bank	3
9,500	Dime Community Bancshares, Inc.	126,350
3,700	First Bancorp Puerto Rico(L)	41,218
930	First Citizens BancShares, Inc.	142,104
2,310	First Midwest Bancorp, Inc.(L)	46,131
236,785	Grupo Financiero Inbursa SA	553,128
900	Home BancShares, Inc.	24,255
25,300	Huntington Bancshares, Inc.(L)	193,798
7,710	International Bancshares Corp.	168,309
95,256	JPMorgan Chase & Co.	3,003,422
4,200	Lakeland Bancorp, Inc.(L)	47,292
3,300	Oriental Financial Group, Inc.	19,965
21,500	PNC Financial Services Group	1,053,500
65,018	Royal Bank of Scotland Group PLC	46,179
4,000	Santander BanCorp(L)	49,960
2,090	SCBT Financial Corp.(L)	72,105
398	Standard Chartered(L)	4,730
17,684	Standard Chartered PLC	222,471
17,200	State Street Corp.	676,476
8,000	Sterling Bancshares, Inc.(L)	48,640
71	Sumitomo Mitsui Financial Group, Inc.	294,495
13,880	UMB Financial Corp.(L)	682,063
161,900	Wells Fargo & Co.	4,772,812

		16,306,626

	Chemicals - 1.8%
1,841	Airgas, Inc.	71,781
3,048	Albemarle Corp.	67,970
94	Ashland, Inc.	988
631	Balchem Corp.	15,718
2,999	Calgon Carbon Corp.(a)	46,065
6,490	CF Industries Holdings, Inc.	319,048
391	Dionex Corp.(a)	17,536
16,900	Eastman Chemical Co.(L)	535,899
27,154	FMC Corp.	1,214,598
186	Givaudan SA	145,134
4,220	Innospec, Inc.	24,856
1,533	International Flavors & Fragrances, Inc.	45,561
1,281	Intrepid Potash, Inc.(a)	26,606
10,121	Metabolix, Inc.(a)	128,739
6,400	Methanex Corp.(a)	71,025
555	Minerals Technologies, Inc.	22,699
44,900	Monsanto Co.	3,158,715
66,800	Mosaic Co., Inc.(L)	2,311,280
2,488	Nalco Holding Co.	28,712
374	NewMarket Corp.	13,056
3,700	Potash Corp. of Saskatchewan, Inc.(a)	268,366
27,200	Praxair, Inc.	1,614,592
5,900	Rhodia SA(a)	36,939
5,682	Terra Industries, Inc.(L)	94,719
6,513	W.R. Grace & Co.(a)(L)	38,883

		10,319,485

	Commercial Services - 3.2%
2,239	Aaron Rents, Inc.(L)	59,602
172,800	Accenture Ltd., Class A(L)	5,666,112
2,128	Alliance Data Systems Corp.(a)(L)	99,016
28,001	Brambles Ltd.	144,855
740	Brinks Home Security Holdings, Inc.(a)	16,221
3,024	Broadridge Financial Solutions, Inc.	37,921
3,962	Ciena Corp.(a)	26,545
1,076	Clean Harbors, Inc.(a)	68,261
765	Coinstar, Inc.(a)	14,925
1,900	Consolidated Graphics, Inc.(a)(L)	43,016
2,295	Copart, Inc.(a)	62,401
3,292	Corrections Corp. of America(a)	53,857
627	CoStar Group, Inc.(a)	20,653
9,470	CSG Systems International Inc.(a)(L)	165,441
167,700	Discover Financial Services	1,598,181
5,100	Dollar Financial Corp.(a)(L)	52,530
781	Dun & Bradstreet Corp.	60,293
1,373	Equifax, Inc.	36,412
2,158	F5 Networks, Inc.(a)	49,332
659	Forrester Research, Inc.(a)	18,590
1,276	FTI Consulting, Inc.(a)	57,012
6,800	Genpact Ltd.(a)	55,896
1,445	Harsco Corp.	39,998
2,627	Hewitt Associates, Inc.(a)	74,554
842	Hill International, Inc.(a)	5,928
1,113	IHS, Inc.(a)	41,649
4,123	Iron Mountain, Inc.(a)	101,962
66,300	Manpower, Inc.(L)	2,253,537
3,164	Monster Worldwide, Inc.(a)	38,253
3,855	MSCI, Inc.(a)	68,465
4,900	On Assignment, Inc.(a)(L)	27,783
1,730	Pre-Paid Legal Services, Inc.(a)(L)	64,512
1,485	Priceline.com, Inc.(a)	109,370
2,436	Robert Half International, Inc.	50,718
33,800	RR Donnelley & Sons Co.	459,004
965	SAIC, Inc.(a)	18,798
117,600	Sapient Corp.(a)(L)	522,144
1,166	Sotheby’s Holdings	10,366
2,039	Stericycle, Inc.(a)	106,191
775	Strayer Education, Inc.(L)	166,168
962	SYKES Enterprises, Inc.(a)	18,393

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Commercial Services (cont.)
583	Syntel, Inc.	$13,479
1,169	Tetra Tech, Inc.(a)	28,231
898	The Brink’s Co.	24,138
1,286	The Geo Group Inc.(a)	23,187
1,246	TNS, Inc.(a)	11,700
22,200	Visa, Inc., Class A	1,164,390
1,252	VistaPrint Ltd.(a)	23,300
5,132	Watson Wyatt Worldwide, Inc.(L)	245,412
242,300	Western Union Co.	3,474,582
141,500	Xerox Corp.	1,127,755

		18,721,039

	Computer Services & Software - 6.6%
41,700	3Com Corp.(a)	95,076
338	Actuate Corp.(a)	1,000
4,002	Advent Software, Inc.(a)	79,920
37,900	Affiliated Computer Services, Inc., Class A(a)	1,741,505
6,024	ANSYS, Inc.(a)(L)	168,009
38,400	Apple Computer, Inc.(a)	3,277,440
3,729	Ariba, Inc.(a)	26,886
7,983	Atheros Communications, Inc.(a)(L)	114,237
6,480	Avocent Corp.(a)	116,057
3,290	Belden CDT, Inc.(L)	68,695
1,227	Blackbaud, Inc.	16,564
793	Blackboard, Inc.(a)	20,800
61,100	BMC Software, Inc.(a)	1,644,201
136,300	Cisco Systems, Inc.(a)	2,221,690
8,364	Commvault Systems, Inc.(a)	112,161
4,010	Compuware Corp.(a)	27,067
1,011	Concur Technologies, Inc.(a)	33,181
4,006	Cypress Semiconductor Corp.(a)	17,907
129,400	Dell, Inc.(a)	1,325,056
816	DST Systems, Inc.(a)	30,992
5,952	Earthlink, Inc.(a)	40,236
417	Ebix, Inc.(a)	9,966
794	Equinix, Inc.(a)	42,233
1,140	FactSet Research Systems, Inc.	50,434
1,355	Gartner, Inc.(a)	24,160
118,000	Hewlett Packard Co.	4,282,220
10,811	Immersion Corp.(a)	63,677
2,248	Informatica Corp.(a)	30,865
2,600	Infosys Technologies Ltd. - ADR(L)	63,882
38,600	International Business Machines Corp.	3,248,576
140,200	Intuit, Inc.(a)	3,335,358
1,878	Jack Henry & Associates, Inc.	36,452
7,100	Kenexa Corp.(a)(L)	56,658
2,000	Lexmark International, Inc.(a)	53,800
1,023	Manhattan Associates, Inc.(a)	16,174
19,474	McAfee, Inc.(a)(L)	673,216
7,969	MedAssets, Inc.(a)	116,347
748	Mettler-Toledo International, Inc.(a)	50,415
2,174	MICRO Systems, Inc.(a)	35,480
368,800	Microsoft Corp.	7,169,472
4,616	Nuance Communications, Inc.(a)	47,822
59,200	OpenTV Corp.(a)(L)	72,816
250,000	Oracle Corp.(a)	4,432,500
11,600	Oracle Corp. Japan(L)	495,223
8,951	Parametric Technology Corp.(a)	113,230
992	Phase Forward, Inc.(a)	12,420
4,173	Progress Software Corp.(a)(L)	80,372
8,130	QLogic Corp.(a)	109,267
12,375	Red Hats, Inc.(a)	163,598
11,043	Riverbed Technology, Inc.(a)(L)	125,780
14,000	SAP AG	491,187
5,373	Solera Holdings, Inc.(a)(L)	129,489
2,391	STEC, Inc.(a)	10,186
6,359	Sybase, Inc.(a)(L)	157,512
1,070	Synaptics, Inc.(a)	17,719
3,960	Take-Two Interactive Software, Inc.	29,938
1,138	THQ, Inc.(a)	4,768
24,000	Trend Micro, Inc.(L)	818,092
11,400	United Online, Inc.(L)	69,198
2,024	Vocus, Inc.(a)(L)	36,857
19,598	Wind River Systems, Inc.(a)(L)	176,970

		38,133,009

	Construction & Building Materials - 1.5%
32,936	AGCO Corp.(a)(L)	776,960
102,000	Anhui Conch Cement Co. Ltd., Class H(a)(L)	469,188
2,200	Beacon Roofing Supply, Inc.(a)	30,536
3,400	BlueLinx Holdings, Inc.(L)	6,426
22,230	Bouygues SA	933,203
2,750	Ceradyne, Inc.(a)(L)	55,852
161,000	China Railway(a)(L)	239,728
25,000	Chiyoda Corp.	134,859
25,381	CRH PLC	634,260
977	DXP Enterprises Inc.(a)	14,274
25,047	Emcor Group, Inc.(a)(L)	561,804
5,200	Gibraltar Industries, Inc.(L)	62,088
20,100	Gujarat Ambuja Cements Ltd.	28,743
10,500	Gujarat Ambuja Cements Ltd. - ADR	15,097
11,822	Holcim Ltd.	669,767
145,500	Impulosra del Desarrollo y Empleo(a)	98,551
34,000	Jacobs Engineering Group, Inc.(a)	1,635,400
3,403	KBR, Inc.	51,726
4,700	Lafarge SA(L)	283,215
8,800	Larsen & Toubro	140,272
2,530	Lennox International, Inc.(L)	81,694
719	Martin Marietta Materials, Inc.	69,801
4,400	OJSC LSR Group(a)	3,344
1,962	Orascom Construction Industries - ADR(L)	99,936
3,250	Quanta Services, Inc.(a)	64,350
35,400	Stanley Works	1,207,140
722	Team, Inc.(a)	19,999
1,850	The Shaw Group, Inc.(a)	37,870
1,200	Trex Co, Inc.(a)(L)	19,752
457	URS Corp.(a)	18,632
925	USG Corp.(a)	7,437

		8,471,904

	Consumer Products - 3.7%
721	Alberto-Culver Co.	17,672
634	Aptargroup, Inc.	22,342
56,500	Avon Products, Inc.	1,357,695
1,943	Chattem, Inc.(a)	138,983
13,818	Crocs, Inc.(a)	17,134
268	Deckers Outdoor Corp.(a)	21,405
1,417	Energizer Holdings, Inc.(a)	76,716
3,349	Fossil, Inc.(a)	55,928
3,972	Guess ?, Inc.	60,970
1,904	Hanesbrands, Inc.(a)	24,276
12,381	Herbalife Ltd.(L)	268,420
6,375	Herman Miller, Inc.	83,066
9,280	Hot Topic, Inc.(a)(L)	86,026
2,900	Inditex SA(L)	126,296
2,790	Jakks Pacific, Inc.(a)(L)	57,558
59,500	Kimberly-Clark Corp.	3,138,030
52,700	Kimberly-Clark de Mexico SA B de CV	173,339
110,000	Li & Fung Ltd.(L)	188,486
7,600	Liz Claiborne, Inc.(L)	19,760
17,000	L’OREAL SA	1,472,199
140	Mannatech, Inc.	343
17,649	NBTY, Inc.(a)	276,207
85,960	NIKE, Inc.	4,383,960
5,200	Nintendo Co. Ltd.	1,936,018
119,070	Nu Skin Enterprises, Inc., Class A(L)	1,241,900

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Consumer Products (cont.)
2,600	Nutri System, Inc.(L)	$37,934
1,730	Oxford Industries, Inc.(L)	15,172
5,183	Phillips-Van Heusen Corp.	104,334
7,400	Prestige Brands Holdings, Inc.(a)	78,070
89,422	Procter & Gamble Co.	5,528,068
3,990	Skechers U.S.A., Inc., Class A(a)(L)	51,152
3,457	Tupperware Corp.(L)	78,474
13,460	Unifi, Inc.(a)(L)	37,957
3,059	Warnaco Group, Inc.(a)	60,048

		21,235,938

	Diversified Operations - 1.3%
765	Actuant Corp.	14,550
4,732	Acuity Brands, Inc.(L)	165,194
100,400	BAE Systems	543,840
13,600	Compass Diversified Holdings	153,000
366	Echelon Corp.(a)	2,983
16,200	Fluor Corp.	726,894
10,900	FPL Group, Inc.(L)	548,597
256,400	General Electric Co.	4,153,680
13,064	Martha Stewart Living Omnimedia, Inc., Class A(a)	33,966
3,319	McCormick & Co., Inc.	105,743
1,872	Rofin-Sinar Technologies, Inc.(a)	38,526
42,000	Sumitomo Corp.	361,390
62,300	United Utilities Group PLC	561,169
24,900	Wolseley PLC	137,472

		7,547,004

	Electronics - 2.5%
3,134	Ametek, Inc.	94,678
4,827	ATMI, Inc.(a)	74,481
36,760	Avnet, Inc.(a)(L)	669,400
476	Axsys Technologies, Inc.(a)	26,113
8,000	Benchmark Electronics, Inc.(a)(L)	102,160
1,200	Coherent, Inc.(a)(L)	25,752
1,566	Dolby Laboratories, Inc.(a)	51,302
7,900	DSP Group, Inc.(a)	63,358
781	DTS, Inc.(a)	14,331
82,400	Edison International	2,646,688
42,900	Emerson Electric Co.	1,570,569
11,800	Emulex Corp.(a)	82,364
11,300	Fanuc Ltd.	784,082
502,900	Flextronics International Ltd.(a)	1,287,424
3,500	FLIR Systems, Inc.(a)	107,380
1,067	General Cable Corp.(a)	18,875
6,153	Gentex Corp.	54,331
2,100	Hirose Electric Co., Ltd.(L)	208,958
7,237	Intersil Corp., Class A	66,508
1,836	Itron, Inc.(a)(L)	117,027
2,550	Jabil Circuit, Inc.	17,212
1,200	Keyence Corp.(L)	240,927
65,200	Lam Research Corp.(a)(L)	1,387,456
1,210	LG Electronics, Inc.	71,857
7,725	LSI Corp.(a)	25,415
3,845	MKS Instruments, Inc.(a)(L)	56,868
852	Monolithic Power Systems, Inc.(a)	10,744
3,707	Multi-Fineline Electronix, Inc.(a)(L)	43,335
5,800	Murata Manufacturing Co., Ltd.	223,298
1,159	National Instruments Corp.	28,233
820	Netlogic Microsystems, Inc.(a)	18,048
844	Novellus Systems, Inc.(a)	10,415
2,971	Plexus Corp.(a)(L)	50,358
2,767	Rambus, Inc.(a)	44,051
390	Samsung Electronics Co., Ltd.	139,645
2,634	Samsung Electronics Co., Ltd. - GDR(a)	460,950
10,900	Silicon Image, Inc.(a)	45,780
1,098	Sunpower Corp.(a)	33,423
1,500	Synopsis, Inc.(a)	27,780
76,060	Taiwan Semiconductor - ADR	600,874
745	Tech Data Corp.(a)	13,291
10,744	Teradyne, Inc.(a)	45,340
148,800	Texas Instruments, Inc.	2,309,376
4,300	Tokyo Electron Ltd.	147,049
2,948	Trimble Navigation Ltd.(a)	63,706
8,660	TTM Technologies, Inc.(a)(L)	45,119
3,737	Varian Semiconductor Equipment Associates, Inc.(a)(L)	67,714
6,092	Volterra Semiconductor Corp.(a)(L)	43,558

		14,337,603

	Energy - 4.4%
12,500	ABB Ltd.	182,975
211,700	AES Corp.(a)	1,744,408
13,700	Alliant Energy Corp.	399,766
1,868	Alpha Natural Resources, Inc.(a)	30,243
1,012	American Superconductor Corp.(a)	16,506
2,300	Avista Corp.(L)	44,574
26,100	Banpu Public Co., Inc.	172,599
4,307	Centerpoint Energy, Inc.	54,354
294,500	China Shenhua Energy Co., Ltd.(L)	623,184
9,971	Companhia Energetica Minas Gerais(a)	136,061
3,653	DPL, Inc.	83,435
288,600	Duke Energy Corp.	4,331,886
243,600	El Paso Corp.	1,907,388
11,200	Electricite De France	646,094
900	Empresa Nacional de Electricidad - ADR	30,141
1,178	Energy Conversion Devices, Inc.(a)	29,697
22,300	Enersis SA - ADR(L)	284,102
16,700	Entergy Corp.	1,388,271
14,466	Evergreen Solar, Inc.(a)	46,147
78,274	Exelon Corp.	4,352,817
27,300	FirstEnergy Corp.	1,326,234
5,400	Headwaters, Inc.(a)(L)	36,450
1,593	ION Geophysical Corp.(a)	5,464
1,296	ITC Holdings, Inc.	56,609
836	Matrix Service Co.(a)	6,412
1,568	NV Energy, Inc.(a)	15,508
1,773	Ormat Technologies, Inc.	56,505
19,200	Pepco Holdings, Inc.	340,992
39,000	PG&E Corp.	1,509,690
1,800	Pike Electric Corp.(a)(L)	22,140
1,700	Portland General Electric Co.	33,099
35,200	Public Service Enterprise Group, Inc.	1,026,784
1,758	Roper Industries, Inc.	76,315
7,900	Scottish & Southern Energy PLC	138,230
135,600	Spectra Energy Corp.	2,134,344
27,100	Suncor Energy, Inc.(a)	520,706
4,400	Suntech Power Holdings Co., Ltd. - ADR(a)(L)	51,480
6,776	Superior Energy Services, Inc.(a)	107,942
21,200	The Kansai Electric Power Co. Inc.	608,053
16,100	The Tokyo Electric Power Co. Inc.	532,819
6,110	Unisource Energy Corp.	179,390
3,110	Westar Energy, Inc.(L)	63,786
921	Woodward Governor Co.	21,201

		25,374,801

	Entertainment - 1.0%
1,564	Dreamworks Animation SKG, Inc.(a)	39,507
42,415	Hasbro, Inc.	1,237,246
2,470	Marvel Entertainment, Inc.(a)(L)	75,952
4,654	NetFlix, Inc.(a)(L)	139,108
35,700	Royal Caribbean Cruises Ltd.(L)	490,875
157,900	The Walt Disney Co.	3,582,751
942	World Wrestling Entertainment, Inc.	10,437

		5,575,876

	Financial Services - 4.6%
3,237	Affiliated Managers Group, Inc.(a)	135,695
80,100	Ameriprise Financial, Inc.	1,871,136

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Financial Services (cont.)
8,000	Anworth Mortgage Asset Corp.	$51,440
31	Berkshire Hathaway, Inc.(a)	2,994,600
1,000	Berkshire Hills Bancorp, Inc.(L)	30,860
15,000	BNP Paribas SA	630,734
45,100	Capital One Financial Corp.(L)	1,438,239
6,820	Capstead Mortgage Corp.	73,451
140,776	Citigroup, Inc.	944,607
5,500	CME Group, Inc.	1,144,605
28,300	Comerica, Inc.(L)	561,755
72,200	Credit Suisse Group - ADR	2,040,372
2,500	Deutsche Boerse AG	176,537
7,872	Douglas Emmett, Inc.(L)	102,808
1,616	Eaton Vance Corp.	33,952
1,301	Federated Investors, Inc.	22,065
22,460	Goldman Sachs Group, Inc.	1,895,399
2,906	Greenhill & Co., Inc.	202,752
13,900	Hercules Technology Growth Capital, Inc.	110,088
74,300	Hudson City Bancorp, Inc.	1,185,828
77,200	Invesco Ltd.	1,114,768
8,700	Investor AB	128,719
4,015	Janus Capital Group, Inc.	32,240
2,120	Julius Baer Holding Ltd.	79,633
39,164	Knight Capital Group, Inc., Class A(a)	632,499
4,100	Kohlberg Capital Corp.(L)	14,924
1,609	Lazard Ltd.	47,852
6,500	Mastercard, Inc.(L)	929,045
1,613	Metavante Technologies, Inc.	25,985
5,900	MF Global Ltd.(a)(L)	12,036
129,800	Morgan Stanley(L)	2,081,992
530	Morningstar, Inc.(a)	18,815
16,400	Nasdaq Stock Market, Inc.(a)	405,244
2,588	Net 1 UEPS Technologies, Inc.(a)(L)	35,456
43,600	Nomura Holdings, Inc.	350,628
36,200	Northern Trust Corp.	1,887,468
5,700	ONEX Corp.	83,988
7,050	PennantPark Investment Corp.(L)	25,451
5,727	Provident Financial Services, Inc.(L)	87,623
1,200	Resources Connection, Inc.(a)(L)	19,656
3,386	SEI Investments Co.	53,194
860	Stifel Financial Corp.(a)(L)	39,431
4,728	SVB Financial Group(a)(L)	124,015
2,300	SWS Group, Inc.(L)	43,585
3,127	Total System Services, Inc.	43,778
102,500	U.S. Bancorp	2,563,525
3,600	United Financial Bancorp, Inc.	54,504
3,546	Waddell & Reed Financial, Inc., Class A	54,821
6,700	Webster Financial Corp.	92,326

		26,730,124

	Food & Beverages - 5.1%
32,700	Archer Daniels Midland Co.	942,741
18,600	Bunge Ltd.(L)	962,922
768	Cal-Maine Foods, Inc.	22,041
1,001	Central European Distribution Corp.(a)	19,720
5,550	Chiquita Brands International, Inc.(a)(L)	82,029
60,600	Coca-Cola Co.	2,743,362
9,100	Coca-Cola Hellenic Bottling Company S.A.	131,554
2,354	Dean Foods Co.(a)	42,301
6,566	Diamond Foods, Inc.(L)	132,305
400	Distribucion Y Servicio D&S S.A. - ADR	9,676
193,600	Dr Pepper Snapple Group, Inc.(a)	3,146,000
1,866	Flowers Foods, Inc.	45,456
48,900	General Mills, Inc.	2,970,675
776	Hain Celestial Group, Inc.(a)	14,814
2,022	Hansen Natural Corp.(a)	67,798
52,300	Hormel Foods Corp.(L)	1,625,484
51,600	Koninklijke Ahold NV	630,475
599	Lancaster Colony Corp.	20,546
772	Lance, Inc.	17,710
230	Lindt & Spruengli AG	423,545
43,610	Nestle SA	1,704,492
59,700	Pepsi Bottling Group, Inc.	1,343,847
97,700	PepsiCo, Inc.	5,351,029
25,500	Perdigao SA	325,201
2,411	Ralcorp Holdings, Inc.(a)	140,802
99,700	Supervalu, Inc.	1,455,620
180,100	Tyson Foods, Inc.	1,577,676
65,700	Unilever NV	1,583,595
63,700	Unilever NV - ADR	1,563,835
7,950	Unilever PLC	180,482
12,614	Woolworths Ltd.	234,548

		29,512,281

	Forest Products & Paper - 0.0%
420,000	Nine Dragons Paper Holdings Ltd.(L)	119,765

	Health Care Services - 3.5%
99,600	Aetna, Inc.	2,838,600
676	Amedisys, Inc.(a)	27,946
1,158	AMN Healthcare Services, Inc.(a)	9,797
159,900	Bristol-Myers Squibb Co.	3,717,675
928	Catalyst Health Solutions, Inc.(a)	22,597
9,030	Celera Corp.(a)(L)	100,504
1,744	Cerner Corp.(a)	67,057
575	Community Health Systems, Inc.(a)	8,384
3,790	Corvel Corp.(a)(L)	83,304
1,619	Eclipsys Corp.(a)	22,974
3,394	Emergency Medical Services Corp.(a)	124,254
26,400	Express Scripts, Inc., Class A(a)	1,451,472
883	Genomic Health, Inc.(a)	17,201
2,210	Hanger Orthopedic Group, Inc.(a)(L)	32,067
6,830	HealthSpring, Inc.(a)	136,395
3,322	Henry Schein, Inc.(a)	121,884
767	HMS Holdings Corp.(a)	24,176
873	inVentiv Health, Inc.(a)	10,074
2,250	Kindred Healthcare, Inc.(a)	29,295
7,960	LifePoint Hospitals, Inc.(a)(L)	181,806
1,739	Lincare Holdings, Inc.(a)	46,831
89,300	McKesson Corp.	3,458,589
1,577	Millipore Corp.(a)	81,247
1,044	Myriad Genetics, Inc.(a)	69,175
676	Omnicare, Inc.	18,766
764	Owens & Minor, Inc.	28,765
829	Pediatrix Medical Group, Inc.(a)	26,279
2,572	Pharmaceutical Product Development, Inc.	74,614
2,840	PharMerica Corp.(a)(L)	44,503
1,594	PSS World Medical, Inc.(a)	29,999
1,456	Psychiatric Solutions, Inc.(a)	40,550
48,700	Quest Diagnostics, Inc.	2,528,017
31,400	Stryker Corp.	1,254,430
1,325	Sun Healthcare Group, Inc.(a)	11,726
597	SurModics, Inc.(a)	15,086
3,164	Synthes, Inc.	396,559
6,033	Tenet Healthcare Corp.(a)	6,938
7,191	TranS1, Inc.(a)	51,847
51,220	UnitedHealth Group, Inc.	1,362,452
17,100	Universal Health Services, Inc.	642,447
33,500	Varian Medical Systems, Inc.(a)	1,173,840
1,738	VCA Antech, Inc.(a)	34,551

		20,424,673

	Insurance - 4.9%
26,500	AFLAC, Inc.	1,214,760
6,400	Allianz AG	667,223
53,810	Allied World Assurance Co. Holdings Ltd.	2,184,686

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Insurance (cont.)
10,740	Amerisafe, Inc.(a)	$220,492
39,800	Aon Corp.	1,818,064
23,120	Arch Capital Group Ltd.(a)(L)	1,620,712
1,401	Argo Group International Holdings Ltd.(a)	47,522
29,214	AXA	643,447
43,423	Axis Capital Holdings Ltd.	1,264,478
70,600	CIGNA Corp.	1,189,610
4,690	Employers Holdings, Inc.	77,385
10,200	Everest Re Group Ltd.	776,628
49,900	Humana, Inc.(a)	1,860,272
6,200	Manulife Financial Corp.(a)	104,463
141,900	Marsh & McLennan Cos., Inc.	3,443,913
6,380	Max Re Capital Ltd.(L)	112,926
32,200	Millea Holdings, Inc.	916,448
1,825	Muenchener Rueckversicherungs AG	281,589
15,379	QBE Insurance Group Ltd.	276,741
11,000	Reinsurance Group of America, Inc.(a)(L)	471,020
5,800	Sun Life Financial Services, Inc.(a)(L)	133,618
33,500	The Chubb Corp.	1,708,500
114,700	The Progressive Corp.	1,698,707
47,939	The Travelers Cos., Inc.	2,166,843
810	Transatlantic Holdings, Inc.	32,448
180,000	UnumProvident Corp.	3,348,000

		28,280,495

	Internet - 1.5%
4,261	Akamai Technologies, Inc.(a)	64,298
5,000	Alibaba.com Ltd.(a)(L)	3,600
15,100	Amazon.com, Inc.(a)	774,328
2,595	Blue Nile, Inc.(a)	63,552
1,637	Cybersource Corp.(a)	19,628
973	Digital River, Inc.(a)	24,130
9,000	Giant Interactive Group, Inc. - ADR(a)(L)	58,410
1,804	Global Payments, Inc.	59,153
9,200	Google, Inc., Class A(a)	2,830,380
6,843	GSI Commerce, Inc.(a)	71,988
5,500	Infospace, Inc.	41,525
4,420	Insight Enterprises, Inc.(a)(L)	30,498
5,442	J2 Global Communications, Inc.(a)(L)	109,058
1,818	MercadoLibre, Inc.(a)	29,833
1,100	NHN Corp.(a)	113,533
1,542	Omniture, Inc.(a)	16,407
3,520	Overstock.com, Inc.(a)(L)	37,946
2,700	PetMed Express, Inc.(a)(L)	47,601
86,200	Softbank Corp.	1,524,309
742	Sohu.com, Inc.(a)	35,126
149,400	Symantec Corp.(a)	2,019,888
1,763	ValueClick, Inc.(a)	12,059
47,600	VeriSign, Inc.(a)(L)	908,208
1,226	Websense, Inc.(a)	18,353

		8,913,811

	Lodging - 0.2%
5,100	Accor SA	248,903
108,000	Shangri-La Asia Ltd.(L)	124,162
80,100	Sunstone Hotel Investors Inc.(L)	495,819

		868,884

	Machinery & Equipment - 0.5%
1,585	Altra Holdings, Inc.(a)	12,537
504	Badger Meter, Inc.	14,626
2,654	Chart Industries, Inc.(a)	28,212
1,150	CIRCOR International, Inc.(L)	31,625
682	Clarcor, Inc.	22,629
1,300	Gardner Denver, Inc.(a)	30,342
1,389	Graco, Inc.	32,961
2,004	IDEX Corp.	48,396
7,200	Joy Global, Inc.(L)	164,808
55,676	Manitowoc Co., Inc.	482,154
510	Middleby Corp.(a)	13,908
858	MSC Industrial Direct Co., Inc.	31,600
730	Nordson Corp.	23,572
2,739	Pall Corp.	77,870
699	RBC Bearings, Inc.(a)	14,176
3,354	Schneider SA	247,097
5,600	SMC Corp.	562,162
688	TAL International Group, Inc.	9,701
4,190	Tecumseh Products Co.(a)(L)	40,140
2,600	Titan Machinery, Inc.(a)(L)	36,556
536	Valmont Industries, Inc.	32,889
24,041	Westinghouse Air Brake Technologies Corp.(L)	955,630

		2,913,591

	Manufacturing - 4.1%
1,820	A.O. Smith Corp.	53,726
2,350	AAON, Inc.(L)	49,068
13,100	Assa Abloy AB, Class B(L)	146,606
618	Ball Corp.	25,703
2,824	Church & Dwight Co., Inc.	158,483
541	Columbus McKinnon Corp.(a)	7,385
4,074	Crown Holdings, Inc.(a)	78,221
39,500	Cummins, Inc.	1,055,835
51,600	Danaher Corp.	2,921,076
923	Diodes, Inc.(a)	5,593
1,641	Donaldson Co, Inc.	55,220
88,000	Dover Corp.	2,896,960
658	Enersys(a)	7,238
3,949	Enpro Industries, Inc.(a)(L)	85,061
2,020	Federal Signal Corp.	16,584
12,300	Flowserve Corp.	633,450
3,900	Force Protection, Inc.(a)	23,322
52,299	Graftech International Ltd.(a)	435,128
1,839	Greif, Inc., Class A	61,478
12,130	Hankook Tire Co., Ltd.	147,345
100,200	Honeywell International, Inc.	3,289,566
1,248	II-VI, Inc.(a)	23,824
24,700	Illinois Tool Works, Inc.	865,735
29,200	ITT Industries, Inc.	1,342,908
4,256	Kaydon Corp.	146,194
659	Lincoln Electric Holdings, Inc.	33,563
344	Lindsay Manufacturing Co.	10,936
555	Matthews International Corp.	20,357
1,510	Microsemi Corp.(a)	19,086
940	NACCO Industries, Inc.(L)	35,165
56,000	Nippon Sheet Glass Co., Ltd.(L)	179,768
128,217	ON Semiconductor Corp.(a)	435,938
2,490	Packaging Corp of America(L)	33,515
105,150	Parker Hannifin Corp.	4,473,081
41,000	Precision Castparts Corp.	2,438,680
3,044	Robbins & Myers, Inc.	49,221
695	Silgan Holdings, Inc.	33,228
914	Silicon Laboratories, Inc.(a)	22,649
36,635	Skyworks Solutions, Inc.(a)(L)	202,958
122,000	Sumitomo Metal Industries, Ltd.	292,046
3,070	Sun Hydraulics Corp.(L)	57,839
22,600	Timken Co.(L)	443,638
954	Titan International, Inc.	7,871
11,230	Trimas Corp.(a)	15,497
10,900	United States Steel Corp.	405,480
2,301	Waters Corp.(a)	84,332
1,068	Zebra Technologies Corp.(a)	21,638

		23,848,195

	Media - 2.0%
4,692	Arbitron, Inc.	62,310
872	Central European Media Enterprises(a)	18,940
132,400	Comcast Corp., Class A	2,234,912
845	CTC Media, Inc.(a)	4,056
92,000	DIRECTV Group, Inc.(a)	2,107,720

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Media (cont.)
55,700	Dish Network Corp.(a)	$617,713
7,900	Focus Media Holdings Ltd. - ADR(a)(L)	71,811
622	Interactive Data Corp.	15,338
767	John Wiley & Sons, Inc.	27,290
1,490	Lamar Advertising Co.(a)	18,714
5,000	Scholastic Corp.(L)	67,900
8,800	Shaw Communications, Inc.(a)	154,045
60,545	Sirius XM Radio, Inc.(a)	7,265
284,200	Time Warner, Inc.	2,859,052
4,610	Tivo, Inc.(a)(L)	33,008
47,400	Viacom Inc., Class B(a)	903,444
11,500	Vivendi SA	371,904
5,036	Washington Post Co., Class B	1,965,299

		11,540,721

	Medical - 6.1%
997	Abiomed, Inc.(a)	16,371
17,225	Affymetrix, Inc.(a)	51,503
15,000	Alcon, Inc.	1,337,850
174,700	Alkermes, Inc.(a)(L)	1,860,555
33,600	Allergan, Inc.	1,354,752
1,742	American Medical Systems Holdings, Inc.(a)	15,661
15,890	American Oriental Bioengineering, Inc.(a)(L)	107,893
64,000	Amgen, Inc.(a)	3,696,000
2,270	AmSurg Corp.(a)(L)	52,982
2,120	AngioDynamics, Inc.(a)	29,023
31,800	Baxter International, Inc.	1,704,162
1,304	Beckman Coulter, Inc.	57,298
19,400	Becton, Dickinson & Co.	1,326,766
828	Bio-Rad Laboratories, Inc.(a)	62,357
366,700	Boston Scientific Corp.(a)	2,838,258
1,325	Bruker Corp.(a)	5,353
25,700	C.R. Bard, Inc.	2,165,482
2,300	Cantel Medical Corp.(a)	33,741
4,330	Cardiac Science Corp.(a)	32,475
42,217	Cell Genesys, Inc.(a)	9,288
1,230	Conceptus, Inc.(a)(L)	18,721
1,296	Conmed Corp.(a)(L)	31,026
47,600	Covidien Ltd.	1,725,024
4,054	Cyberonics, Inc.(a)	67,175
4,617	DENTSPLY International, Inc.	130,384
1,073	Dyax Corp.(a)	3,906
1,929	Edwards Lifesciences Corp.(a)	105,998
5,280	ev3, Inc.(a)(L)	32,208
1,223	Gen-Probe, Inc.(a)	52,393
617	Haemonetics Corp.(a)	34,860
8,075	Hologic, Inc.(a)	105,540
1,127	IDEXX Laboratories, Inc.(a)	40,662
2,946	Illumina, Inc.(a)	76,743
1,788	Immucor, Inc.(a)	47,525
615	Integra LifeSciences Holdings Corp.(a)	21,875
2,100	InterMune, Inc.(a)	22,218
5,334	Invacare Corp.(L)	82,784
69,200	Johnson & Johnson, Inc.	4,140,236
1,430	Kendle International, Inc.(a)	36,780
2,446	Kensey Nash Corp.(a)	47,477
1,079	Kinetic Concepts, Inc.(a)	20,695
1,232	Masimo Corp.(a)	36,751
91,300	Medtronic, Inc.	2,868,646
874	Meridian Bioscience, Inc.	22,261
841	Merit Medical Systems, Inc.(a)	15,079
887	Natus Medical, Inc.(a)	11,487
871	NuVasive, Inc.(a)	30,180
55,067	Patterson Co., Inc.(a)	1,032,506
3,175	PerkinElmer, Inc.	44,164
774	Quidel Corp.(a)	10,116
1,755	Resmed, Inc.(a)	65,777
5,900	Sanofi-Synthelabo SA	372,338
130,600	Schering-Plough Corp.	2,224,118
1,489	Sequenom, Inc.(a)	29,542
14,400	Smith & Nephew PLC	90,785
43,600	Smiths Group PLC	554,771
803	SonoSite, Inc.(a)	15,321
51,000	St. Jude Medical, Inc.(a)	1,680,960
1,147	STERIS Corp.	27,402
2,414	Thoratec Corp.(a)(L)	78,431
7,400	Triple-S Management Corp., Class B(a)(L)	85,100
700	United Therapeutics Corp.(a)	43,785
66,987	Vertex Pharmaceuticals, Inc.(a)	2,035,065
1,700	Volcano Corp.(a)(L)	25,500
779	West Pharmaceutical Services, Inc.	29,423
846	Wright Medical Group, Inc.(a)	17,284
672	Zoll Medical Corp.(a)	12,694

		35,061,486

	Metals & Mining - 1.3%
3,700	AngloGold Ashanti	100,855
7,500	AngloGold Ashanti Ltd. - ADR	207,825
18,000	Barrick Gold Corp.	661,860
9,700	BHP Billiton PLC	180,464
2,663	Bucyrus International, Inc. - Class A(L)	49,319
17,600	Cameco Corp.(a)	300,105
506	Century Aluminum Co.(a)	5,060
9,900	Cia de Minas Buenaventura SA - ADR	197,208
25,800	Cliffs Natural Resources, Inc.	660,738
2,720	Commercial Metals Co.(L)	32,286
1,231	Compass Minerals International, Inc.(L)	72,211
2,735	Dynamic Materials Corp.	52,813
1,054	Foundation Coal Holdings, Inc.	14,777
100	Freeport-McMoRan Copper & Gold, Inc., Class B	2,444
14,100	Harmony Gold Mining Co., Ltd. - ADR(a)(L)	154,677
32,103	Harmony Gold Mining Co., Ltd.(a)	339,261
12,500	Indo Tambangraya Mega PT	12,041
11,900	Ivanhoe Mines(a)	31,521
861	James River Coal Co.(a)	13,199
8,551	Massey Energy Co.	117,918
7,888	MMC Norilsk Nickel - ADR	50,483
29,900	Newmont Mining Corp.	1,216,930
46,800	Nucor Corp.	2,162,160
2,453	Patriot Coal Corp.(a)	15,331
5,500	Rautaruukki Oyj(L)	92,966
1,550	Steel Dynamics, Inc.	17,329
7,766	Titanium Metals Corp.	68,418
324	USEC, Inc.(a)	1,455
2,990	Vallourec SA	336,656
2,586	Walter Industries, Inc.	45,281

		7,213,591

	Oil & Gas - 10.3%
4,296	Air Liquide SA(L)	390,844
3,349	Arena Resources, Inc.(a)	94,073
779	Atlas America, Inc.	11,568
6,078	Atwood Oceanics, Inc.(a)	92,872
17,000	Baker Hughes, Inc.	545,190
59,200	BG Group PLC	814,550
174,252	BP PLC	1,317,794
10,460	Brigham Exploration Co.(a)	33,472
895	Cabot Oil & Gas Corp.	23,270
6,300	Cairn Energy PLC(a)	182,515
8,400	Canadian Natural Resources Ltd.(a)	331,713
59,292	ChevronTexaco Corp.	4,385,829
6,860	Complete Production Services(a)	55,909
1,842	Comstock Resources, Inc.(a)(L)	87,035
1,168	Concho Resources, Inc.(a)	26,654
42,738	ConocoPhillips	2,213,828

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Oil & Gas (cont.)
12,400	Continental Resources, Inc.(a)(L)	$256,804
808	Crosstex Energy, Inc.	3,151
49,300	CVR Energy, Inc.(a)(L)	197,200
1,302	Delta Petroleum Corp.(a)	6,198
28,100	Devon Energy Corp.	1,846,451
1,346	Dresser-Rand Group, Inc.(a)	23,219
3,100	Enbridge, Inc.(a)(L)	99,341
7,200	EnCana Corp.(a)	332,209
628	Energen Corp.	18,419
21,700	EOG Resources, Inc.	1,444,786
6,403	Exco Resources, Inc.(a)	58,011
169,700	Exxon Mobil Corp.	13,547,151
1,931	Frontier Oil Corp.	24,389
1,490	Frontline Ltd.	44,119
1,394	General Maritime Corp.(a)	15,051
595	Goodrich Petroleum Corp.(a)	17,820
116,800	Halliburton Co.	2,123,424
6,962	Helix Energy Solutions Group, Inc.(a)	50,405
46,300	Hess Corp.	2,483,532
7,000	JGC Corp.	101,004
33,000	Keppel Corp Ltd	99,178
320	Lufkin Industries, Inc.	11,040
160,900	Marathon Oil Corp.	4,402,224
8,399	Mariner Energy, Inc.(a)	85,670
4,722	McMoRan Exploration Co.(a)	46,276
49,700	MDU Resources Group, Inc.	1,072,526
56,100	Noble Corp.	1,239,249
34,500	Noble Energy, Inc.	1,698,090
781	Nordic American Tanker Shipping Ltd.	26,359
28,052	OAO Rosneft Oil Co.(a)	105,195
75,200	Occidental Petroleum Corp.	4,511,248
1,052	Oceaneering International, Inc.(a)	30,655
3,465	Oil States International, Inc.(a)	64,761
2,287	Patterson-UTI Energy, Inc.	26,323
810	Penn Virginia Corp.	21,044
7,800	Petro-Canada(a)	168,826
5,826	Petrohawk Energy Corp.(a)	91,060
19,600	Petroleo Brasileiro SA	405,748
6,763	Petroplus Holdings AG(a)	133,182
7,670	Pioneer Drilling Co.(a)	42,722
2,274	Quicksilver Resources, Inc.(a)	12,666
4,350	Reliance Industries Ltd.(b)	220,134
2,000	Rosetta Resources, Inc.(a)	14,160
863	Rowan Cos, Inc.	13,722
40,200	Royal Dutch Shell - ADR	2,128,188
25,451	Royal Dutch Shell, Class A	663,339
6,400	Sasol Ltd.	193,848
1,800	Sasol Ltd. - ADR(L)	54,594
68,900	Schlumberger Ltd.	2,916,537
374	SEACOR Holdings, Inc.(a)	24,927
41,800	SeaDrill Ltd.(a)(L)	328,927
395	Smith International, Inc.	9,037
7,902	St. Mary Land & Exploration Co.(L)	160,490
238	Stone Energy Corp.(a)	2,623
2,780	Swift Energy Co.(a)(L)	46,732
5,172	Tesoro Petroleum Corp.	68,115
3,900	Total SA	210,938
3,570	Trico Marine Service, Inc.(a)(L)	15,958
70,970	UGI Corp.	1,733,087
30,300	Ultra Petroleum Corp.(a)	1,045,653
3,420	Union Drilling, Inc.(a)	17,750
18,500	Vaalco Energy, Inc.(a)(L)	137,640
17,695	W & T Offshore, Inc.(L)	253,392
2,228	Whiting Petroleum Corp.(a)(L)	74,549
817	Willbros Group, Inc.(a)	6,920
1,181	Woodside Petroleum Ltd.	30,219
45,500	XTO Energy, Inc.	1,604,785

		59,570,106

	Pharmaceuticals - 6.6%
63,300	Abbott Laboratories	3,378,321
962	Acorda Therapeutics, Inc.(a)	19,731
1,872	Alexion Pharmaceuticals, Inc.(a)	67,748
2,393	Alnylam Pharmaceuticals, Inc.(a)(L)	59,179
3,070	Amylin Pharmaceuticals, Inc.(a)	33,309
12,740	Arena Pharmaceuticals, Inc.(a)(L)	53,126
7,650	Astrazeneca PLC	297,724
1,006	Auxilium Pharmaceuticals, Inc.(a)	28,611
9,320	Bare Escentuals, Inc.(a)	48,744
2,888	BioMarin Pharmaceuticals, Inc.(a)	51,406
68,000	Cardinal Health, Inc.	2,343,960
19,871	Cephalon, Inc.(a)(L)	1,530,862
732	Charles River Laboratories International, Inc.(a)	19,178
2,120	Covance, Inc.(a)	97,584
10,340	Cubist Pharmaceuticals, Inc.(a)	249,814
26,832	CV Therapeutics, Inc.(a)(L)	247,123
39,448	Cytokinetics, Inc.(a)	112,427
99,400	Eli Lilly & Co.	4,002,838
2,888	Endo Pharmaceuticals Holdings, Inc.(a)	74,741
529	Facet Biotech Corp.(a)	5,075
68,200	Forest Laboratories, Inc.(a)	1,737,054
76,400	Gilead Sciences, Inc.(a)	3,907,096
20,340	Human Genome Sciences, Inc.(a)(L)	43,121
2,441	Incyte Pharmaceuticals, Inc.(a)	9,251
2,413	Isis Pharmaceuticals, Inc.(a)	34,216
701	Martek Biosciences Corp.	21,247
12,334	Medarex, Inc.(a)	68,824
7,484	Medicines Co.(a)(L)	110,239
6,461	Medicis Pharmaceutical Corp., Class A	89,808
98,800	Merck & Co., Inc.	3,003,520
1,238	Mylan(a)	12,244
5,698	Novartis AG	282,130
35,500	Novartis AG - ADR	1,766,480
6,200	Novo Nordisk A/S, Class B(L)	313,783
7,850	NPS Pharmaceuticals, Inc.(a)	48,748
1,192	Onyx Pharmaceuticals, Inc.(a)	40,719
2,577	OSI Pharmaceuticals, Inc.(a)	100,632
1,479	PAREXELl International Corp.(a)	14,361
2,646	PDL BioPharma, Inc.	16,352
3,592	Perrigo Co.(L)	116,058
264,615	Pfizer, Inc.	4,686,332
1,800	Pharmasset, Inc.(a)(L)	23,598
4,200	Progenics Pharmaceuticals, Inc.(a)(L)	43,302
12,342	Regeneron Pharmaceuticals, Inc.(a)(L)	226,599
9,853	Rigel Pharmaceuticals, Inc.(a)(L)	78,824
13,542	Roche Holding AG	2,067,529
14,600	Salix Pharmaceuticals Ltd.(a)(L)	128,918
1,756	Savient Pharmaceuticals, Inc.(a)	10,167
1,931	Sepracor, Inc.(a)	21,202
1,198	Techne Corp.	77,295
41,400	Teva Pharmaceutical Industries Ltd. - ADR	1,762,398
874	Valeant Pharmaceuticals International(a)	20,015
3,432	Warner Chilcott Ltd.(a)	49,764
55,967	Watson Pharmaceuticals, Inc.(a)(L)	1,487,043
82,100	Wyeth	3,079,571
628	XenoPort, Inc.(a)	15,750

		38,235,691

	Real Estate - 0.9%
1,696	Acadia Realty Trust	24,202
2,080	American Campus Communities, Inc.(L)	42,598
1,470	American Capital Agency Corp.	31,399
121,400	Annaly Mortgage Management, Inc.	1,926,618
973	Apartment Investment & Management Co.	11,238
98,000	China Overseas Land & Investment Ltd.(L)	136,311
96,000	China Resources Land Limited	117,674

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Real Estate (cont.)
1,133	Digital Realty Trust, Inc.	$37,219
125	Essex Property Trust, Inc.	9,594
1,720	Forest City Enterprises, Inc.	11,524
1,620	Hatteras Financial Corp.	43,092
2,889	Health Care REIT, Inc.	121,916
47,230	Liberty Property Trust	1,078,261
161,000	Link REIT	265,903
669	Nationwide Health Properties, Inc.	19,214
911	Omega Healthcare Investors, Inc.	14,549
617	Rayonier, Inc.	19,343
136,000	SP Setia Berhad	121,850
905	Tanger Factory Outlet Centers, Inc.	34,046
35,188	Taubman Centers, Inc.(L)	895,886
1,567	The St. Joe Co.(a)	38,109
787	Ventas, Inc.	26,420

		5,026,966

	Restaurants - 0.2%
1,639	Burger King Holdings, Inc.	39,139
3,555	Chipotle Mexican Grill, Inc., Class A(a)	220,339
19,800	McDonald’s Corp.	1,231,362
735	Papa John’s International, Inc.(a)	13,546
10,910	The Cheesecake Factory(a)	110,191
4,411	Wendy’s Arby’s Group, Inc.	21,791

		1,636,368

	Retail - 3.7%
2,177	Advance Auto Parts	73,256
43,300	Aeon Co Ltd.	426,074
1,349	Aeropostale, Inc.(a)	21,719
1,862	American Eagle Outfitters	17,428
174	Bebe Stores, Inc.	1,300
34,847	Big Lots, Inc.(a)(L)	504,933
76,740	BJ’s Wholesale Club, Inc.(a)	2,629,112
3,971	Carmax, Inc.(a)	31,292
1,390	Carter’s, Inc.(a)(L)	26,771
23,035	Chico’s FAS, Inc.(a)	96,286
1,950	Citi Trends, Inc.(a)	28,704
2,870	Collective Brands, Inc.(a)	33,636
3,054	Dick’s Sporting Goods, Inc.(a)	43,092
1,889	Dollar Tree, Inc.(a)	78,960
215,200	Gap, Inc.	2,881,528
2,100	Genesco, Inc.(a)	35,532
427,000	GOME Electrical Appliances Holdings Ltd.(a)	46,721
4,041	J. Crew Group, Inc.(a)	49,300
8,560	Jo-Ann Stores, Inc.(a)(L)	132,594
4,106	Lululemon Athletica, Inc.(a)	32,561
80,750	OfficeMax, Inc.(L)	616,930
1,077	O’Reilly Automotive, Inc.(a)	33,107
2,637	PetSmart, Inc.	48,653
1,900	Regis Corp.	27,607
4,850	Rent-A-Center, Inc.(a)	85,603
3,298	Ross Stores, Inc.	98,050
2,200	Shimamura Co., Ltd.	167,700
4,400	Shoppers Drug Mart Corp.(L)	171,260
81,400	Staples, Inc.	1,458,688
79,800	Tesco PLC	413,038
23,390	The Wet Seal, Inc.(a)(L)	69,468
5,327	Tiffany & Co.	125,877
79,700	TJX Cos., Inc.(L)	1,639,429
2,530	True Religion Apparel, Inc.(a)(L)	31,473
6,279	Urban Outfitters, Inc.(a)	94,059
59,300	Walgreen Co.	1,462,931
224,300	Walmart De Mexico SA	599,278
125,200	Wal-Mart Stores, Inc.	7,018,712
7,666	Whole Foods Market, Inc.	72,367
10,772	Williams-Sonoma, Inc.	84,668

		21,509,697

	Schools - 0.7%
1,090	American Public Education, Inc.(a)	40,537
28,000	Apollo Group, Inc., Class A(a)	2,145,360
2,280	Corinthian Colleges, Inc.(a)	37,324
1,650	Devry, Inc.	94,726
18,248	ITT Educational Services, Inc.(a)(L)	1,733,195

		4,051,142

	Technology - 1.4%
935	ADTRAN, Inc.	13,913
2,111	AECOM Technology Corp.(a)	64,871
6,400	Canon, Inc.	195,565
1,674	CommScope, Inc.(a)	26,014
1,046	Data Domain, Inc.(a)	19,665
1,538	Diebold, Inc.	43,202
414	Digimarc Corp.(a)	4,148
1,950	El Paso Electric Co.(a)	35,276
105,600	Ingram Micro, Inc.(a)	1,413,984
114,990	Intel Corp.	1,685,753
1,700	Interdigital, Inc.(a)	46,750
2,610	JDA Software Group, Inc.(a)	34,269
38,200	Juniper Networks, Inc.(a)(L)	668,882
757	Life Technologies Corp.(a)	17,646
769	Luminex Corp.(a)	16,426
88,300	Maxim Integrated Products, Inc.	1,008,386
56,400	National Semiconductor Corp.(L)	567,948
2,844	Polypore International, Inc.(a)	21,501
652	ScanSource, Inc.(a)	12,564
41,700	United Technologies Corp.	2,235,120
11,858	Universal Display Corp.(a)	112,058

		8,243,941

	Telecommunications - 4.9%
2,204	Alaska Communications Systems Group, Inc.	20,673
38,400	America Movil SA, Series L - ADR	1,190,016
311,547	AT&T, Inc.	8,879,089
1,800	Atlantic Tele-Network, Inc.	47,790
21,600	BCE, Inc.	439,699
42,500	Broadcom Corp.(a)	721,225
62,000	CenturyTel, Inc.(L)	1,694,460
22,000	China Mobile Ltd.	220,846
22,501	Chunghwa Telecom Co Ltd - ADR	351,016
11,837	Clearwire Corp.(a)	58,356
680	Comtech Telecommunications Corp.(a)	31,158
2,344	Frontier Communications Corp.	20,486
563	Global Crossing Ltd.(a)	4,470
786	Iowa Telecomm Services, Inc.	11,224
2,627	JDS Uniphase Corp.(a)	9,588
23,800	LG Telecom Ltd.	187,634
45,100	Magyar Telekom PLC	126,620
2,400	Mobile Tele Systems - ADR(a)	64,032
7,600	Mobinil	202,520
1,294	Neustar, Inc.(a)	24,754
1,772	NTELOS Holding Corp.(L)	43,697
597	NTT DoCoMo, Inc.	1,161,730
11,982	Polycom, Inc.(a)	161,877
1,401	Premiere Global Services, Inc.(a)	12,063
82,000	Qualcomm, Inc.	2,938,060
97,200	Royal KPN NV	1,402,469
3,216	SBA Communications Corp.(a)	52,485
89,575	Singapore Telecommunications Ltd.	158,540
3,500	Starent Networks Corp.(a)(L)	41,755
517	Swisscom AG	164,910
3,910	Syniverse Holdings, Inc.(a)(L)	46,685
3,600	Tele Norte Leste Participacoes SA	50,112
3,900	Telecommunication Systems, Inc.(a)(L)	33,501
17,600	Telefonaktiebolaget LM Ericsson - ADR	137,456
189,200	Telefonaktiebolaget LM Ericsson, Class B(L)	1,406,807

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS (cont.)
	Telecommunications (cont.)
9,203	Telefonica de Espana	$202,763
56,400	Telefonos de Mexico SA - ADR	1,181,016
16,950	Telekomunikacja	107,632
103,000	Telekomunikasi Indonesia(a)	65,202
46,000	Telenor ASA	304,166
79,500	Telmex Internacional S.A.B. DE CV - ADR(L)	903,120
104,800	Telstra Corp., Ltd.	279,845
3,178	TW Telecom, Inc.(a)	26,918
4,700	USA Mobility, Inc.	54,379
78,400	Verizon Communications, Inc.	2,657,760
110,784	Vodafone Group PLC	221,399

		28,122,003

	Transportation - 2.2%
1,750	Alaska Air Group, Inc.(a)(L)	51,187
3,697	AMR Corp.(a)	39,447
26,000	Burlington Northern Santa Fe Corp.	1,968,460
7,700	Celadon Group, Inc.(a)(L)	65,681
1,174	Eagle Bulk Shipping, Inc.	8,007
54	East Japan Railway Co.	410,436
19,100	Expeditors International of Washington, Inc.	635,457
708	Forward Air Corp.	17,183
756	Genco Shipping & Trading Ltd.	11,189
577	Genesee & Wyoming, Inc.(a)	17,598
42,000	Hankyu Holdings, Inc.	239,537
5,000	Hawaiian Holdings, Inc.(a)(L)	31,900
4,623	HUB Group, Inc., Class A(a)	122,648
83,792	J.B. Hunt Transport Services, Inc.(L)	2,201,216
1,827	Kansas City Southern(a)	34,804
870	Kirby Corp.(a)	23,803
973	Knight Transportation, Inc.	15,685
2,099	Landstar System, Inc.	80,665
12,600	Norfolk Southern Corp.	592,830
700	Overseas Shipholding Group, Inc.	29,477
598	Ryder System, Inc.	23,190
866	Ship Finance International Ltd.	9,569
302,100	Southwest Airlines Co.	2,604,102
1,464	UTI Worldwide, Inc.	20,994
29,126	Veolia Environnement	898,801
121,200	Werner Enterprises, Inc.	2,101,608
23,000	Yamato Holdings Co., Ltd.	294,319

		12,549,793

	Waste Management - 0.4%
775	American Ecology Corp.	15,679
3,544	Covanta Holding Corp.(a)	77,826
9,506	Darling International, Inc.(a)	52,188
1,330	Waste Connections, Inc.(a)	41,988
70,400	Waste Management, Inc.	2,333,056

		2,520,737

	Total Common Stocks (Cost $666,201,043)	545,954,713

INVESTMENT COMPANIES - 2.7%
7,300	BioMed Realty Trust, Inc.	85,556
597	Federal Realty Investment Trust	37,062
40,600	iShares Russell 1000 Index Fund	1,988,588
16,220	iShares Russell 2000 Index Fund	799,159
139,800	SPDR Trust Series 1	12,615,552

	Total Investment Companies (Cost $15,703,661)	15,525,917

PREFERRED STOCK - 0.0%
17,300	Vale Rio Doce	184,245

	Total Preferred Stock (Cost $259,351)	184,245

Principal Amount		Value

CORPORATE BOND - 0.1%
$707,000	Suzlon Energy Ltd. (0.00%), 06/12/2012	$263,058

	Total Corporate Bond (Cost $745,228)	263,058

CASH EQUIVALENT - 3.0%
17,442,058	JP Morgan Cash Trade Execution	17,442,058

	Total Cash Equivalent (Cost $17,442,058)	17,442,058

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 9.1%
2,500,000	Bayerische Landesbank, 2.25%, 01/12/09(c)	2,502,112
522,180	BSABS 06-HE5 A1 ABS, 0.52%, 01/26/09(c)	504,353
6,000,000	Citigroup Funding Inc. MTN, 0.41%, 06/01/09(c)	5,891,352
6,000,000	Goldman Sachs Group, Inc. MTN, 0.17%, 02/13/09(c)	5,980,056
2,008,501	GSAA ABS, 0.56%, 01/26/09(c)	1,276,537
22,065,834	JP Morgan Prime Money Market Fund,	22,065,834
281,912	Long Beach Mortgage Loan Trust ABS, 0.51%, 01/16/09(c)	270,696
7,000,000	Monumental Global Funding II MTN, 0.20%, 05/26/10(c)	6,022,117
2,500,000	Raiffeisen Centrobank AG, 1.75%, 01/20/09	2,502,508
3,000,000	Santander U.S. Debt SA MTN, 2.87%, 11/20/09(c)	2,961,714
2,500,000	Wachovia Bank N.A. Bank MTN, 7.14%, 08/10/09(c)	2,456,233

	Total Investments Held As Collateral For Loaned Securities (Cost $54,378,427)	52,433,512

TOTAL INVESTMENTS — 109.3% (Cost $754,729,768)		$631,803,504
Liabilities in excess of other assets — (9.3)%		(53,549,599)

TOTAL NET ASSETS — 100.00%		$578,253,905

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
ADR	American Depository Receipt
GDR	Global Depository Receipt
MTN	Medium Term Note
PLC	Public Liability Company

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Principal Amount		Value

ASSET BACKED SECURITIES - 1.7%
$575,000	Lehman XS Trust 2005-1 3A3A, 5.11%, 07/25/35	$289,530
565,000	Lehman XS Trust 2005-6 3A3A, 5.76%, 11/25/35	258,992
2,420,000	Lehman XS Trust 2006-5 2A4A, 5.89%, 04/25/36	1,675,565
4,850,819	Master Asset Backed Securities 2005-AB1, 5.23%, 11/25/35	4,219,926

	Total Asset Backed Securities (Cost $8,387,796)	6,444,013

CORPORATE BONDS - 31.3%
1,650,000	Abbott Laboratories, 5.88%, 05/15/16	1,789,745
3,600,000	American International Group, Inc., 4.70%, 10/01/10	3,181,788
2,150,000	American Water Capital Corp., 6.09%, 10/15/17	1,875,787
3,700,000	Amgen, Inc., 5.85%, 06/01/17	3,827,472
3,100,000	Arcelormittal Sa Luxembourg, 5.38%, 06/01/13	2,339,995
2,500,000	AstraZeneca Plc, 5.40%, 09/15/12	2,642,425
3,600,000	AT&T Wireless Services, Inc., 8.13%, 05/01/12	3,863,336
2,800,000	Bank of America Commercial Mortgage, 5.30%, 03/15/17	2,663,004
3,200,000	BP Capital Markets, LLC, 5.25%, 11/07/13	3,344,153
2,800,000	BRE Properties, Inc., 5.50%, 03/15/17	1,428,224
3,800,000	Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	3,864,843
2,800,000	Carolina Power & Light Co., 6.50%, 07/15/12	2,759,243
850,000	Citigroup, Inc., 5.50%, 08/27/12	825,779
2,285,000	Citigroup, Inc., 6.13%, 11/21/17	2,313,005
2,850,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	2,862,198
2,500,000	Covidien Ltd., 5.45%, 10/15/12	2,447,985
1,150,000	Credit Suisse, 6.00%, 02/15/18	1,057,871
1,125,000	Eaton Vance Corp., 6.50%, 10/02/17	998,452
2,775,000	ERP Operating LP, 5.75%, 06/15/17	1,918,344
1,000,000	Federated Retail Holdings, Inc., 5.90%, 12/01/16	607,949
1,732,748	FedEx Corp., 6.72%, 07/15/23	1,667,389
3,700,000	Fifth Third Bancorp, 6.25%, 05/01/13(L)	3,434,925
1,950,000	Firstar Bank, 7.13%, 12/01/09	1,969,947
4,100,000	General Electric Capital Corp., 6.13%, 02/22/11	4,245,599
3,350,000	General Mills, Inc., 6.00%, 02/15/12	3,477,635
875,000	GlaxoSmithKline Plc, 4.85%, 05/15/13	878,529
3,100,000	Goldman Sachs Group, Inc., 5.30%, 02/14/12	2,927,972
3,000,000	Goldman Sachs Group, Inc., 5.95%, 01/18/18	2,849,376
2,500,000	Home Depot, Inc., 5.40%, 03/01/16	2,240,515
1,500,000	HSBC Finance Corp., 4.13%, 11/16/09	1,486,503
750,000	HSBC Finance Corp., 6.75%, 05/15/11	747,151
3,700,000	International Business Machines Corp., 7.63%, 10/15/18	4,444,962
3,300,000	International Lease Finance Corp., 6.38%, 03/25/13	2,243,561
1,750,000	Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,504,157
1,000,000	Kraft Foods, Inc., 6.13%, 08/23/18	987,645
2,100,000	May Department Stores Co., 7.45%, 09/15/11	1,650,692
1,600,000	Merrill Lynch & Co., 4.13%, 09/10/09	1,586,389
3,450,000	Merrill Lynch & Co., 6.50%, 08/15/12	3,406,416
3,250,000	MetLife, Inc., 5.00%, 06/15/15	3,048,347
3,400,000	Morgan Stanley, 5.63%, 01/09/12	3,226,423
2,900,000	Morgan Stanley, 5.95%, 12/28/17	2,410,906
1,250,000	National City Corp., 4.50%, 03/15/10	1,203,870
2,375,000	National City Corp., 6.88%, 05/15/19	1,907,650
600,000	Nationwide Financial Services, Inc., 5.90%, 07/01/12	542,981
1,500,000	PepsiCo, Inc., 7.90%, 11/01/18	1,841,756
725,000	PNC Funding Corp., 5.50%, 09/28/12	735,093
2,630,000	PNC Funding Corp., 6.13%, 02/15/09	2,637,322
2,100,000	Prudential Financial, Inc., 6.10%, 06/15/17	1,724,717
2,500,000	Rio Tinto Ltd, 5.88%, 07/15/13	1,993,148
2,000,000	SunTrust Banks, Inc., 4.25%, 10/15/09	1,981,300
600,000	SunTrust Banks, Inc., 5.25%, 11/05/12	588,318
3,175,000	Time Warner, Inc., 6.88%, 05/01/12	3,052,423
1,732,000	Verizon Communications, Inc., 5.88%, 01/17/12	1,706,235
2,725,000	Vodafone Group PLC, 5.63%, 02/27/17	2,571,730
200,000	WellPoint, Inc., 5.88%, 06/15/17	182,321

	Total Corporate Bonds (Cost $128,394,101)	119,715,501

MORTGAGE BACKED SECURITIES - 34.4%
3,490,000	American Home Mortgage Investment Trust 2005-2 5A4C, 5.41%, 09/25/35	2,365,391
2,315,744	American Home Mortgage Investment Trust 2006-21A1, 5.48%, 09/25/46	1,030,506
174,415	American Home Morgtgage Investment Trust 2007-1 A1, 5.22%, 02/25/47	60,173
4,310,000	Banc of America Commercial Mortgage 2004-3 A5, 5.32%, 06/10/39	3,792,776
3,825,000	Banc of America Commercial Mortgage 2004-4 A6, 4.88%, 07/10/42	3,210,574
3,230,000	Banc of America Commercial Mortgage 2005-6 AM, 5.18%, 09/10/47	1,910,805
4,215,000	Banc of America Commercial Mortgage 2006-3, 5.81%, 07/10/44	2,189,457
5,235,000	Banc of America Commercial Mortgage 2006-4, 0.06%, 08/10/16	2,635,168
836,702	Banc of America Commercial Mortgage 2006-F, 5.18%, 07/20/36	565,543
700,000	Banc of America Commercial Mortgage 2007-1, 5.45%, 01/15/49	522,030
2,075,000	Citigroup Commercial Mortgage Trust 2007-C6, 5.70%, 12/10/49	370,913
1,596,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.10%, 12/10/49	429,109
878,096	Citigroup Mortgage Loan Trust Inc. 2005-7, 5.18%, 11/25/35	568,284
2,980,000	Commercial Mortgage Pass-Through Certificate 2007-C9, 5.82%, 12/10/49	2,268,987
4,262,064	Countrywide Alternative Loan Trust 2005-50CB 1A1, 5.50%, 11/25/35	2,116,656
2,696,274	Countrywide Alternative Loan Trust 2007-26R A1, 7.00%, 01/25/37	1,452,752
5,229,014	Countrywide Alternative Loan Trust 2007-OA2 1A1, 5.36%, 03/25/47	1,958,789
1,014,082	Countrywide Home Loans 2005-HYB6 4A1B, 5.37%, 10/20/35	567,311
3,656,821	Countrywide Home Loans 2007-HY5 1A1, 5.95%, 09/25/47	1,918,566
1,365,000	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3 A5, 3.94%, 05/15/38	1,164,227
1,540,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4, 5.01%, 02/15/38	1,282,882
1,825,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-4R IAI, 5.70%, 10/26/36	907,937
1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM, 5.55%, 02/15/39	627,109
6,060,000	Credit Suisse Mortgage Capital Certificate 2006-C4 A3, 5.47%, 09/15/39	4,477,716

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Principal Amount		Value

MORTGAGE BACKED SECURITIES (cont.)
$4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5, 5.25%, 06/25/35	$3,383,719
357,740	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2007-OA2, 3.25%, 04/25/47	158,908
1,149,876	First Horizon Mortgage Trust, 2007-AR2, 5.89%, 07/25/37	699,408
1,370,000	General Electric Capital Commercial Mortgage Corp., 4.60%, 11/10/38	1,176,583
1,230,000	GMAC Commercial Mortgage Securities 2004-C2 A4, 5.30%, 08/10/38	1,054,865
3,220,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A2, 5.78%, 08/10/45	2,457,088
1,235,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4, 5.99%, 08/10/45	900,128
1,243,032	GSAA Home Equity Trust 2007-5, 2.49%, 05/25/37	660,789
1,470,511	GSAA Home Equity Trust 2007-10 A1A, 6.00%, 11/25/37	780,400
1,184,008	GSAA Home Equity Trust 2007-10 A1A, 6.50%, 11/25/37	556,456
3,625,557	HSI Home Loan Obligation 2007-AR2 2A1, 6.00%, 09/25/37	1,880,432
3,638,294	Indymac Index Mortgage Loan Trust 2006-AR11, 5.83%, 06/25/36	1,675,207
3,098,514	JP Morgan Chase Adjustable Rate Mortgage Trust 2007-5, 5.80%, 08/25/47	1,525,762
5,445,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4, 5.39%, 06/12/41	4,618,537
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4, 6.07%, 04/15/45	961,108
2,125,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LPD8 B, 5.52%, 05/15/45	450,670
4,270,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A4, 5.34%, 05/15/47	3,216,209
1,305,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC18, 5.44%, 06/12/47	945,701
1,565,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP11 A4, 6.01%, 06/15/49	1,110,273
3,880,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP12, 5.83%, 02/15/51	3,036,725
4,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4, 5.88%, 02/15/51	2,975,184
1,470,000	JP Morgan Chase Commercial Mortgage Securites Corp. 2007-PWR18, 6.21%, 06/11/50	398,992
4,364,000	LB-UBS Commercial Mortgage Trust 2004-C7 A6, 4.79%, 10/15/29	3,502,034
3,770,000	LB-UBS Commercial Morgage Trust 2006-C6 AM, 0.05%, 09/15/36	1,840,115
2,440,012	Master Adjustable Rate Mortgage 2006-OA2 4A1B, 5.72%, 12/25/46	782,512
1,395,642	Master Reperforming Loan Trust 2006-2 1A1, 5.90%, 05/25/36(a)	1,172,339
565,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3, 5.17%, 12/12/49	426,635
2,145,000	Morgan Stanley Capital 1, 2004-1Q7, 5.41%, 06/15/38	1,869,036
5,945,000	Morgan Stanley Capital 1, 2004-1Q15 A-4, 5.88%, 06/11/49	4,423,435
3,050,000	Morgan Stanley Mortgage Loan Trust 2006-7 5A2, 5.96%, 06/25/36	1,595,526
560,000	Nomura Asset Acceptance Corp. 2006-AF2 1A4, 6.41%, 05/25/36	190,498
2,071,281	PHH Alternative Mortgage Trust 2007-1 21A, 6.00%, 02/25/37	996,269
790,232	Residential Funding Mortgage Securities I 2006-SA2 2AI, 5.85%, 08/25/36	397,708
3,264,611	Structured Adjustable Rate Mortgage Loan 2007-3 3A1, 5.72%, 04/25/37	1,582,663
2,554,023	TBW Morgage Backed Pass-Through Certificate 2006-2 7A1, 7.00%, 07/25/36	1,267,824
4,995,000	Wachovia Bank Commercial Mortgage Trust 2004-C11, 5.22%, 01/15/41	4,202,947
4,885,000	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4, 5.41%, 07/15/41	4,120,230
3,669,395	Wachovia Mortgage Loan Trust LLC 2006-A 3A1, 5.24%, 05/20/36	2,839,460
4,051,278	Washington Mutual Mortgage Pass-Through Certificates 2005-AR3 4.64%, 03/25/35	2,782,692
4,130,000	Washington Mutual Mortgage Pass-Through Certificates 2005-AR5, 4.68%, 05/25/35	2,594,318
3,349,000	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2, 5.75%, 10/25/36	1,898,338
2,019,784	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2, 5.27%, 04/25/46	900,420
1,135,354	Washington Mutual Mortgage Pass-Through Certificates 2006-AR3, 5.30%, 05/25/46	501,826
451,776	Washington Mutual Mortgage Pass-Through Certificates 2006-AR8, 5.18%, 10/25/46	134,991
546,227	Washington Mutual Mortgage Pass-Through Certificates 2006-AR9, 5.17%, 11/25/46	205,217
3,557,302	Washington Mutual Mortgage Pass-Through Certificates 2006-AR17, 5.57%, 12/25/2046	1,029,839
4,820,727	Washington Mutual Mortgage Pass-Through Certificates 2007-HY3, 5.35%, 08/25/36	2,763,801
2,971,908	Washington Mutual Mortgage Pass-Through Certificates 2007-HY5, 5.34%, 05/25/37	1,745,345
9,102,006	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6, 5.70%, 06/25/37	4,470,453
1,736,399	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6, 5.71%, 06/25/37	902,827
1,059,666	Washington Mutual Mortgage Pass-Through Certificates 2007-HY7, 5.91%, 07/25/37	559,203
852,275	Washington Mutual Mortgage Pass-Through Certificates 2007-OA3, 5.10%, 04/25/47	170,455
1,108,514	Washington Mutual Mortgage Pass-Through Certificates 2007-OA4, 5.09%, 04/25/47	221,703
894,604	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5, 5.78%, 06/25/47	178,921
1,601,602	Washington Mutual Mortgage Pass-Through Certificates 2007-OA6, 5.14%, 07/25/47	677,318
4,053,834	Wells Fargo Mortgage Backed Securities Trust 2006-AR10 5A1, 5.60%, 07/25/36	2,302,781
5,320,000	Wells Fargo Mortgage Backed Securities Trust 2006-AR7 2A5, 5.61%, 05/25/36	3,239,626

	Total Mortgage Backed Securities (Cost $208,024,444)	131,506,110

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES - 24.6%
	Fannie Mae
$2,044,437	7.56%, 12/01/10	$2,119,717
7,563,884	6.41%, 01/01/11	7,862,171
1,877,140	6.70%, 01/01/11	1,955,523
4,505,824	5.90%, 04/01/11	4,688,209
1,415,929	6.09%, 05/01/11	1,474,655
1,262,626	6.52%, 05/01/11	1,318,954
2,745,000	6.28%, 08/01/11	2,877,871
2,633,575	6.13%, 10/01/11	2,756,576
1,417,291	6.01%, 11/01/11	1,476,805
5,484,912	5.71%, 02/01/12	5,769,205
1,514,626	5.78%, 07/01/12	1,583,578
1,928,308	5.77%, 06/01/13	2,029,814
2,000,000	5.52%, 05/01/17	2,101,066
774,714	6.50%, 08/01/17	805,080
2,587,626	5.00%, 01/01/21	2,671,666
855,000	5.00%, 03/25/32	874,391
960,000	4.50%, 07/25/33	968,215
4,935,000	5.00%, 04/25/34	4,979,199
3,546,673	5.50%, 12/25/34	3,670,432
995,885	5.44%, 01/01/36	996,537
758,037	5.48%, 03/01/36	775,712
2,824,475	5.90%, 07/25/42	2,891,015

		56,646,391

	Freddie Mac
1,943,147	4.50%, 07/15/16	1,970,179
4,150,000	5.00%, 02/15/20	4,250,595
3,030,397	5.00%, 12/01/20	3,119,347
5,270,000	5.00%, 08/15/31	5,405,277
1,230,000	5.00%, 03/15/32	1,258,739
4,150,000	5.00%, 06/15/33	4,152,840
3,395,000	5.00%, 03/15/34	3,427,298
3,859,999	5.00%, 04/01/38	3,949,426
2,285,000	5.00%, 08/01/38	2,337,938
7,264,999	5.00%, 12/01/38	7,436,507

		37,308,146

	Total U.S. Government Agencies (Cost $90,566,315)	93,954,537

CLOSED-END INVESTMENT COMPANIES - 1.6%
156,000	BlackRock Income Trust	917,280
25,300	First Trust/FIDAC Mortgage Income Fund	418,968
49,589	MFS Government Markets Income Trust	391,753
297,100	MFS Intermediate Income Trust	1,856,875
76,216	Putnam Master Intermediate Income Trust(L)	308,675
221,136	Putnam Premier Income Trust(L)	855,796
73,600	Western Asset/Claymore US Treasury Fund	772,064
72,500	Western Asset/Claymore US Treasury Inflation Protected Securites Fund 2(L)	783,000

	Total Closed-End Investment Companies (Cost $6,897,603)	6,304,411

CASH EQUIVALENT - 5.6%
21,102,558	JP Morgan Cash Trade Execution	21,102,558

	Total Cash Equivalent (Cost $21,102,558)	21,102,558

Principal Amount
or Shares		Value

INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 1.2%
190,985	CWL 2006-I4 2AI ABS, 0.52%, 02/02/09(b)	190,985
2,474,390	JP Morgan Prime Money Market Fund,	2,474,390
2,000,000	Santander U.S. Debt SA MTN, 2.26%, 11/20/09(b)	2,000,000

		4,665,375

	Total Investments Held As Collateral For Loaned Securities (Cost $4,665,375)	4,665,375

TOTAL INVESTMENTS — 100.4% (Cost $468,038,192)		$383,692,505
Liabilities in excess of other assets — (0.4)%		(1,537,714)

TOTAL NET ASSETS — 100.00%		$382,154,791

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Company

The accompanying notes are an integral part of these financial statements.

portfolio of investments (continued)

NEW COVENANT BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 98.7%:
6,253,105	New Covenant Growth Fund(a)	$135,379,728
4,098,995	New Covenant Income Fund(a)	83,373,563

	Total Investment Companies (Cost $267,013,097)	218,753,291

CASH EQUIVALENTS - 1.4%:
3,045,071	JP Morgan Cash Trade Execution	3,045,071

	Total Cash Equivalents (Cost $3,045,071)	3,045,071

TOTAL INVESTMENTS — 100.1% (Cost $270,058,168)		221,798,362
Liabilities in Excess of Other Assets — (0.1)%		(179,845)

NET ASSETS — 100.00%		$221,618,517

(a)	Investment in affiliate.

NEW COVENANT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 97.4%:
1,298,715	New Covenant Growth Fund(a)	$28,117,183
2,346,863	New Covenant Income Fund(a)	47,735,201

	Total Investment Companies (Cost $88,559,134)	75,852,384

CASH EQUIVALENTS - 2.6%:
2,071,354	JP Morgan Cash Trade Execution	2,071,354

	Total Cash Equivalents (Cost $2,071,354)	2,071,354

TOTAL INVESTMENTS — 100.0%
(Cost $90,630,488)		$77,923,738
Liabilities in Excess of Other Assets — (0.0)%		(27,498)

NET ASSETS — 100.00%		$77,896,240

(a)	Investment in affiliate.

The accompanying notes are an integral part of these financial statements.

statements of assets and liabilities

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

ASSETS:
Investments, at value (Cost $754,729,768, $468,038,192, $3,045,071 and $2,071,354, respectively)(a)	$631,803,504	$383,692,505	$3,045,071	$2,071,354
Investments in affiliates, at value (Cost $0, $0, $267,013,097 and $88,559,134, respectively)	—	—	218,753,291	75,852,384
Foreign currency, at value (cost $645,458, $0, $0, $0, respectively)	642,430	—	—	—
Interest and dividends receivable	1,263,093	3,556,235	3,687	2,772
Receivable for capital shares issued	—	—	1,285	—
Receivable for investments sold	299,971	1,302,798	—	—
Receivable from Adviser	—	—	41,358	14,998
Reclaims receivable	16,033	—	—	—
Other receivables	34,945	—	—	—
Prepaid expenses	48,202	27,944	15,866	4,207

Total Assets	634,108,178	388,579,482	221,860,558	77,945,715

LIABILITIES:
Payable for investments purchased	680,908	1,293,805	—	—
Payable for capital shares redeemed	133,784	11,296	143,932	—
Payable for return of collateral received on securities loaned	54,378,427	4,665,375	—	—
Cash overdraft	84,486	273,250	—	—
Accrued expenses and other payables:
Investment advisory, net	356,719	60,030	—	—
Administration	10,150	7,103	3,242	4,557
Shareholder service	85,750	50,429	42,570	15,210
Transfer agent	17,211	12,538	17,638	8,173
Accounting	20,342	14,819	3,331	4,531
Chief Compliance Officer	12,763	6,938	4,439	1,548
Other	73,733	29,108	26,889	15,456

Total Liabilities	55,854,273	6,424,691	242,041	49,475

NET ASSETS	$578,253,905	$382,154,791	$221,618,517	$77,896,240

Capital	812,672,642	481,187,470	289,943,031	94,788,917
Undistributed (distributions in excess of) net investment income	(438,788)	390,686	764,062	246
Accumulated net realized losses from investment and foreign currency transactions	(111,044,342)	(15,077,678)	(20,828,770)	(4,186,173)
Net unrealized depreciation on investment transactions and translation of assets and liabilities denominated in foreign currency	(122,935,607)	(84,345,687)	(48,259,806)	(12,706,750)

Net assets	$578,253,905	$382,154,791	$221,618,517	$77,896,240

Shares outstanding	26,713,396	18,784,760	3,627,609	5,148,389
Net asset value, offering price and redemption price per share	$21.65	$20.34	$61.09	$15.13

(a)	Includes value of securities on loan of $46,049,840, $4,580,499, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

statements of operations

NEW COVENANT FUNDS
For the six months ended December 31, 2008 (Unaudited)

			Balanced	Balanced
	Growth Fund	Income Fund	Growth Fund	Income Fund

INVESTMENT INCOME:
Interest	$126,330	$12,848,759	$22,839	$15,948
Dividend	7,211,889	285,290	—	—
Dividend income from affiliates	—	—	3,390,404	1,573,406
Foreign tax withholding	(82,437)	—	—	—
Income from securities lending	293,475	36,258	—	—

Total Investment Income	7,549,257	13,170,307	3,413,243	1,589,354

EXPENSES (Note 3):
Investment advisory	3,457,986	1,682,887	—	—
Shareholder servicing	629,895	351,089	316,147	109,025
Other	129,197	82,048	67,530	35,027
Custodian	69,369	3,489	11,266	1,265
Administration	67,883	43,613	25,471	8,589
Accounting	46,838	30,038	15,874	11,429
Transfer agent	29,225	19,041	40,067	16,459
Chief Compliance Officer	15,500	9,400	5,603	1,914

Total expenses before contractual fee reductions	4,445,893	2,221,605	481,958	183,708
Expenses contractually reduced by Adviser	(629,895)	(355,588)	(316,147)	(109,025)

Total expenses	3,815,998	1,866,017	165,811	74,683

NET INVESTMENT INCOME	3,733,259	11,304,290	3,247,432	1,514,671

REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized losses on investment transactions	(93,027,689)	(5,348,947)	(5,666,983)+	(1,967,056)+
Net realized losses on foreign currency transactions	(32,881)	—	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(177,264,036)	(64,411,706)	(70,435,923)	(18,474,710)

Net realized/unrealized losses from investments and foreign currency transactions	(270,324,606)	(69,760,653)	(76,102,906)	(20,441,766)

Change in net assets resulting from operations	$(266,591,347)	$(58,456,363)	$(72,855,474)	$(18,927,095)

+ Represents realized gains (losses) from investment transactions with affiliates.

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Growth Fund		Income Fund
	For the six months	For the year	For the six months	For the year
	ended	ended	ended	ended
	December 31, 2008#	June 30, 2008	December 31, 2008#	June 30, 2008

OPERATIONS:
Net investment income	$3,733,259	$6,682,015	$11,304,290	$24,875,128
Net realized gains (losses) from investment and foreign currency transactions	(93,060,570)	13,400,987	(5,348,947)	(1,484,526)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	(177,264,036)	(143,982,348)	(64,411,706)	(14,848,719)

Change in net assets resulting from operations	(266,591,347)	(123,899,346)	(58,456,363)	8,541,883

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,669,792)	(6,213,533)	(11,365,954)	(24,383,715)
From net realized gains on investments	—	(50,587,280)	—	—
Tax return of capital	—	(583,333)	—	—

Change in net assets from distributions to shareholders	(3,669,792)	(57,384,146)	(11,365,954)	(24,383,715)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,069,605	79,145,233	8,236,880	57,836,439
Dividends reinvested	300,904	37,621,232	859,708	4,783,382
Cost of shares redeemed	(33,941,818)	(132,932,426)	(53,444,814)	(87,797,578)

Change in net assets from capital transactions	12,428,691	(16,165,961)	(44,348,226)	(25,177,757)

Change in net assets	(257,832,448)	(197,449,453)	(114,170,543)	(41,019,589)

NET ASSETS:
Beginning of period/year	836,086,353	1,033,535,806	496,325,334	537,344,923

End of period/year	$578,253,905	$836,086,353	$382,154,791	$496,325,334

SHARE TRANSACTIONS:
Issued	1,984,401	2,172,726	366,442	2,329,879
Reinvested	6,293	1,063,966	41,494	194,341
Redeemed	(1,447,983)	(3,635,350)	(2,535,465)	(3,528,009)

Net increase (decrease)	542,711	(398,658)	(2,127,529)	(1,003,789)

Undistributed (distributions in excess of) net investment income	$(438,788)	$(502,255)	$390,686	$452,350

#	Unaudited

The accompanying notes are an integral part of these financial statements.

statements of changes in net assets

NEW COVENANT FUNDS

	Balanced Growth Fund		Balanced Income Fund
	For the six months	For the year	For the six months	For the year
	ended	ended	ended	ended
	December 31, 2008#	June 30, 2008	December 31, 2008#	June 30, 2008

OPERATIONS:
Net investment income	$3,247,432	$6,889,718	$1,514,671	$3,327,286
Net realized gains (losses) from investment and foreign currency transactions	(5,666,983)+	12,564,601 +	(1,967,056)+	3,060,100 +
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	(70,435,923)	(43,833,206)	(18,474,710)	(10,660,838)

Change in net assets resulting from operations	(72,855,474)	(24,378,887)	(18,927,095)	(4,273,452)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,483,370)	(6,897,814)	(1,514,425)	(3,327,286)
From net realized gains on investments	(3,339,267)	—	—	—
Tax return of capital	—	—	—	(4,188)

Change in net assets from distributions to shareholders	(5,822,637)	(6,897,814)	(1,514,425)	(3,331,474)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,827,188	28,451,471	1,206,858	5,908,103
Dividends reinvested	5,121,462	5,431,198	961,249	2,087,756
Cost of shares redeemed	(17,946,268)	(50,655,654)	(6,487,279)	(19,589,213)

Change in net assets from capital transactions	(4,997,618)	(16,772,985)	(4,319,172)	(11,593,354)

Change in net assets	(83,675,729)	(48,049,686)	(24,760,692)	(19,198,280)

NET ASSETS:
Beginning of period/year	305,294,246	353,343,932	102,656,932	121,855,212

End of period/year	$221,618,517	$305,294,246	$77,896,240	$102,656,932

SHARE TRANSACTIONS:
Issued	105,431	321,476	73,218	292,233
Reinvested	80,748	62,912	59,954	105,772
Redeemed	(259,651)	(572,086)	(384,708)	(971,203)

Net decrease	(73,472)	(187,698)	(251,536)	(573,198)

Undistributed net investment income	$764,062	$—	$246	$—

#	Unaudited
+	Represents realized gains (losses) from investment transactions with affiliates.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period/year

	Growth Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008(b)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period/Year	$31.95		$38.90	$32.76	$29.92	$28.07	$23.51

INVESTMENT ACTIVITIES:
Net investment income(a)	0.14		0.26	0.26	0.18	0.21	0.07
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(10.30)		(4.98)	6.17	2.86	1.85	4.58

Total from Investment Activities	(10.16)		(4.72)	6.43	3.04	2.06	4.65

DIVIDENDS:
Net investment income	(0.14)		(0.24)	(0.29)	(0.20)	(0.21)	(0.09)
Net realized gains	—		(1.97)	—	—	—	—
Tax return of capital	—		(0.02)	—	—	—	—
Total Dividends	(0.14)		(2.23)	(0.29)	(0.20)	(0.21)	(0.09)

Change in net asset value per share	(10.30)		(6.95)	6.14	2.84	1.85	4.56

Net Asset Value, End of Period/Year	$21.65		$31.95	$38.90	$32.76	$29.92	$28.07

Total Return	(31.85	)%(c)	(12.61)%	19.68%	10.17%	7.38%	19.81%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$578,254		$836,086	$1,033,536	$906,010	$878,583	$834,575
Ratio of expenses to average net assets	1.09%	(d)	1.10%	1.08%	1.07%	1.11%	1.13%
Ratio of net investment income to average net assets	1.07%	(d)	0.73%	0.73%	0.58%	0.75%	0.32%
Ratio of expenses to average net assets(a)	1.28%	(d)	1.29%	1.28%	1.28%	1.36%	1.39%
Ratio of net investment income to average net assets(a)	0.88%	(d)	0.54%	0.53%	0.37%	0.50%	0.06%
Portfolio turnover rate	48%	(c)	65%	65%	51%	76%	94%

(a)	Ratios excluding waivers.
(b)	Unaudited.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period/year

	Income Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008(b)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period/Year	$23.73		$24.52	$24.28	$25.56	$25.17	$26.62

INVESTMENT ACTIVITIES:
Net investment income	0.58		1.16	1.12	1.00	0.94	0.96
Net realized and unrealized gains (losses) on investments	(3.39)		(0.81)	0.25	(1.23)	0.55	(0.96)

Total from Investment Activities	(2.81)		0.35	1.37	(0.23)	1.49	0.00

DIVIDENDS:
Net investment income	(0.58)		(1.14)	(1.13)	(1.04)	(1.04)	(0.90)
Net realized gains	—		—	—	(0.01)	(0.06)	(0.44)
Tax return of capital	—		—	— *	— *	—	(0.11)

Total Dividends	(0.58)		(1.14)	(1.13)	(1.05)	(1.10)	(1.45)

Change in net asset value per share	(3.39)		(0.79)	0.24	(1.28)	0.39	(1.45)

Net Asset Value, End of Period/Year	$20.34		$23.73	$24.52	$24.28	$25.56	$25.17

Total Return	(11.89	)%(c)	1.36%	5.65%	(0.90)%	6.02%	0.00%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$382,155		$496,325	$537,345	$526,359	$527,208	$524,025
Ratio of expenses to average net assets	0.83%	(d)	0.85%	0.84%	0.84%	0.86%	0.86%
Ratio of net investment income to average net assets	5.05%	(d)	4.70%	4.49%	4.04%	3.68%	3.70%
Ratio of expenses to average net assets(a)	0.99%	(d)	1.01%	1.01%	1.01%	1.08%	1.11%
Ratio of net investment income to average net assets(a)	4.89%	(d)	4.54%	4.32%	3.87%	3.46%	3.45%
Portfolio turnover rate	176%	(c)	170%	258%	263%	206%	242%

*	Less than $0.005.
(a)	Ratios excluding waivers.
(b)	Unaudited.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period/year

	Balanced Growth Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008(c)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period/Year	$82.49		$90.86	$81.30	$78.20	$74.65	$67.88

INVESTMENT ACTIVITIES:
Net investment income(a)	0.89		1.83	1.83	1.52	1.41	1.34
Net realized and unrealized gains (losses) on investments(a)	(20.68)		(8.37)	9.56	3.10	3.54	6.73

Total from Investment Activities	(19.79)		(6.54)	11.39	4.62	4.95	8.07

DIVIDENDS:
Net investment income	(0.68)		(1.83)	(1.83)	(1.52)	(1.40)	(1.23)
Net realized gains	(0.93)		—	—	—	—	—
Tax return of capital	—		—	—	— *	—	(0.07)

Total Dividends	(1.61)		(1.83)	(1.83)	(1.52)	(1.40)	(1.30)

Change in net asset value per share	(21.40)		(8.37)	9.56	3.10	3.55	6.77

Net Asset Value, End of Period/Year	$61.09		$82.49	$90.86	$81.30	$78.20	$74.65

Total Return	(24.06	)%(d)	(7.26)%	14.11%	5.93%	6.68%	11.95%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$221,619		$305,294	$353,344	$312,077	$305,524	$302,446
Ratio of expenses to average net assets	0.13%	(e)	0.15%	0.12%	0.12%	0.14%	0.15%
Ratio of net investment income to average net assets	2.48%	(e)	2.07%	2.11%	1.85%	1.83%	1.52%
Ratio of expenses to average net assets(b)	0.37%	(e)	0.39%	0.37%	0.38%	0.22%	0.15%
Ratio of net investment income to average net assets(b)	2.24%	(e)	1.83%	1.86%	1.59%	1.75%	1.52%
Portfolio turnover rate	6%	(d)	17%	7%	10%	5%	12%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Ratios excluding waivers.
(c)	Unaudited.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

financial highlights

NEW COVENANT FUNDS

For a Share outstanding throughout the period/year

	Balanced Income Fund

	For the six months		For the year	For the year	For the year	For the year	For the year
	ended		ended	ended	ended	ended	ended
	December 31,		June 30,	June 30,	June 30,	June 30,	June 30,
	2008(c)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period/Year	$19.01		$20.40	$18.99	$18.90	$18.24	$17.52

INVESTMENT ACTIVITIES:
Net investment income(a)	0.29		0.60	0.59	0.52	0.48	0.53
Net realized and unrealized gains (losses) on investments(a)	(3.88)		(1.39)	1.41	0.09	0.66	0.70

Total from Investment Activities	(3.59)		(0.79)	2.00	0.61	1.14	1.23

DIVIDENDS:
Net investment income	(0.29)		(0.60)	(0.59)	(0.52)	(0.48)	(0.48)
Net realized gains	—		—	—	—	—	—
Tax return of capital	—		—	— *	—	—	(0.03)

Total Dividends	(0.29)		(0.60)	(0.59)	(0.52)	(0.48)	(0.51)

Change in net asset value per share	(3.88)		(1.39)	1.41	0.09	0.66	0.72

Net Asset Value, End of Period/Year	$15.13		$19.01	$20.40	$18.99	$18.90	$18.24

Total Return	(18.95	)%(d)	(3.95)%	10.65%	3.26%	6.32%	7.07%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end of period (in 000’s)	$77,896		$102,657	$121,855	$122,512	$124,809	$124,915
Ratio of expenses to average net assets	0.17%	(e)	0.20%	0.15%	0.15%	0.17%	0.18%
Ratio of net investment income to average net assets	3.40%	(e)	2.97%	2.95%	2.71%	2.58%	2.34%
Ratio of expenses to average net assets(b)	0.41%	(e)	0.44%	0.40%	0.41%	0.25%	0.18%
Ratio of net investment income to average net assets(b)	3.16%	(e)	2.73%	2.70%	2.45%	2.50%	2.34%
Portfolio turnover rate	8%	(d)	10%	7%	13%	6%	12%

*	Less than $0.005.
(a)	Includes income or gains (losses) from affiliates.
(b)	Ratios excluding waivers.
(c)	Unaudited.
(d)	Not Annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

1. Organization

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware statutory trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds’ investment adviser is the One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the “Adviser”).

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. Dividend income, if any, will be incidental.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

Portfolio Valuation:  Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities acquired with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities acquired with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investments in open-end mutual funds are valued at net asset value. All other assets and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. As of December 31, 2008, the Funds did not hold any securities for which market quotations were not readily available.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the U.S. markets. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the security’s market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM ET.

The Funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on July 1, 2008. FAS 157 requires each Fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). [Generally, the types of securities included in Level 2 of a bond fund are corporate bonds, asset-backed securities, mortgage-backed securities, convertible bonds, U.S. government and agencies securities, U.S. treasury bills and swaps.]

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). [Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

comparable companies); information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.]

As of December 31, 2008, each fund’s investments in securities were classified as follows:

Growth Fund

Investments in
Description	Securities

Level 1 - Quoted prices	$601,172,767
Level 2 - Other significant observable inputs	30,630,736
Level 3 - Significant unobservable inputs	0

Total	$631,803,503

Income Fund

Investments in
Description	Securities

Level 1 - Quoted prices	$29,881,359
Level 2 - Other significant observable inputs	353,811,146
Level 3 - Significant unobservable inputs	0

Total	$383,692,505

Balanced Growth Fund

Investments in
Description	Securities

Level 1 - Quoted prices	$221,798,362
Level 2 - Other significant observable inputs	0
Level 3 - Significant unobservable inputs	0

Total	$221,798,362

Balanced Income Fund

Investments in
Description	Securities

Level 1 - Quoted prices	$77,923,738
Level 2 - Other significant observable inputs	0
Level 3 - Significant unobservable inputs	0

Total	$77,923,738

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Securities Transactions and Investment Income:  During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities sold are determined on a specific identification basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Options:  The Income Fund may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently “marked-to-market” to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently “marked-to-market” to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at December 31, 2008.

Foreign Currency Translation:  The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially transacted in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Forward Foreign Currency Contracts:  The Growth Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished.

Loans of Portfolio Securities:  The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with JPMorgan Chase Bank, N.A. (“JPMorgan”). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in investment income in the respective Statements of Operations.

At December 31, 2008, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements and other short-term securities, at the time of purchase; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although this risk is mitigated by the collateral and by contract with the securities lending agent. Information on the investment of cash collateral is shown in the Schedules of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral. One of the risks is that, from time to time, the cost of borrowing cash could exceed income generated from the securities in the reinvestment portfolio. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

The value of the loaned securities and related collateral at December 31, 2008, was as follows:

	Value of	Value of
Fund	Securities Loaned	Collateral

Growth Fund	$46,049,840	$52,433,512
Income Fund	4,580,499	4,665,375

Repurchase Agreements:  The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions:  The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. Securities purchased or sold on a notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward-commitment security. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund’s average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

As of December 31, 2008, the Fund had no outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated.

Dividends and Distributions to Shareholders:  Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

Federal Income Taxes:  It is each Fund’s intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. As of December 31, 2008, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Allocation of Expenses:  Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

Expenses Paid Indirectly:  The Growth Fund directs certain portfolio trades to brokers who rebate a portion of their commissions in cash to the Fund. The recaptured commissions are used to pay expenses of the Fund, including, but not limited to, administration fees, custody fees, audit fees and printing fees, as directed by the Trust. Under this arrangement, the Growth Fund had expenses reduced by $83,123, or less than 0.01%, as a percentage of the average daily net assets of the Fund on an annualized basis for the period ended December 31, 2008.

New Accounting Pronouncements.  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Guarantees and Indemnifications:  Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

3. Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the One Compass Advisors. Under the Agreement, the Adviser is responsible for managing the Funds’ investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund’s average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Income Fund’s average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the “Balanced Funds”). The Adviser has entered into Sub-Advisory Agreements with six Sub-Advisers to assist in the selection and management of the Growth Fund’s and Income Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each Sub-Adviser a quarterly fee for their services. The Adviser pays the Sub-Adviser’s fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Russell Implementation Services Inc., Santa Barbara Asset Management Inc., Sound Shore Management Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group (“Tattersall”) is the Sub-Adviser for the Income Fund. Tattersall is a subsidiary of Wachovia Corporation (“Wachovia”). On October 3, 2008, Wachovia announced it had entered into a merger agreement with Wells Fargo & Company.

The Trust employs a Chief Compliance Officer (“CCO”) who receives a portion of his compensation from the Trust as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Adviser. For the six months ended December 31, 2008, the Growth Fund, the Income Fund, the Balanced Growth Fund and the Balanced Income Fund were allocated $15,500, $9,400, $5,603 and $1,914, respectively, for CCO compensation.

The Trust is a party to Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with which they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay monthly to an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the Shareholder Services Agreement, the Adviser has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreement.

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly owned subsidiary of U.S. Bancorp. Under the servicing agreements, USBFS provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, USBFS is entitled to a fee computed at an annual rate of 0.02% of the Trust’s average daily net assets for the first $500,000,000, 0.01% for $500,000,001 to $1,000,000,000, and 0.0075% over $1,000,000,000. Under the Administration Agreement, USBFS is entitled to a fee computed at an annual rate of 0.03% of the Trust’s average daily net assets for the first $500,000,000, 0.02% for $500,000,001 to $1,000,000,000, and 0.01% over $1,000,000,000.

The Trust issues shares of the Funds pursuant to a Distribution Agreement with New Covenant Funds Distributor, Inc. (the “Distributor”), a wholly-owned subsidiary of New Covenant Trust Company, N.A., a subsidiary of the Presbyterian Church (U.S.A.) Foundation, under which the Distributor serves as the principal distributor of the Funds’ shares. The Funds do not pay the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with JPMorgan.

No officer, trustee or employee of the Trust, USBFS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and Officers in attending Board and Committee meetings.

notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

A summary of each Balanced Fund’s investment in the Growth Fund and Income Fund for the six months ended December 31, 2008, is as follows:

	Share Activity
	Balance			Balance	Realized		Value
Fund	June 30, 2008	Purchases	Sales	December 31, 2008	Gain (Loss)	Income	December 31, 2008

New Covenant Balanced Growth Fund
New Covenant Growth Fund	5,798,140	662,563	207,598	6,253,105	$(2,444,311)	$837,389	$135,379,728
New Covenant Income Fund	4,844,231	51,665	796,901	4,098,995	(3,222,672)	2,553,015	83,373,563

New Covenant Balanced Income Fund
New Covenant Growth Fund	1,153,258	222,151	76,694	1,298,715	(623,281)	169,126	28,117,183
New Covenant Income Fund	2,637,195	79,541	369,873	2,346,863	(1,333,774)	1,404,280	47,735,201

4.	Purchases and Sales of Securities

The cost of purchases and proceeds from sales of securities, excluding short-term U.S. government and other short-term investments, for the six months ended December 31, 2008, were as follows:

	Purchases	Sales
	(excluding U.S.	(excluding U.S.	Purchases of	Sales of
Fund	Government)	Government)	U.S. Government	U.S. Government

Growth Fund	$560,757,185	$549,045,991	—	—
Income Fund	183,439,602	223,267,462	$236,111,272	$409,759,912
Balanced Growth Fund	32,027,743	37,684,527	—	—
Balanced Income Fund	15,726,344	19,368,098	—	—

5. Risk Factors

The performance of a Fund’s investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities”; however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds’ assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also notes to financial statements

NEW COVENANT FUNDS
December 31, 2008 (Unaudited)

subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

6. Federal Income Taxes

As of June 30, 2008, the Funds had available for federal tax purposes unused capital loss carryforwards expiring as follows:

	2012	2013	2014	2015	2016	Total

Income Fund	—	—	$1,591,357	$5,673,243	$517,116	$7,781,716
Balanced Income	$1,227,811	$792,155	—	—	—	$2,019,966

Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year, may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended June 30, 2008, the Funds deferred to July 1, 2009, post-October capital losses of:

Post-October Losses

Growth Fund	$11,487,881
Income Fund	1,935,521
Balanced Growth Fund	304,193
Balanced Income Fund	98,625

At December 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund Name	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$761,938,239	$40,225,946	$(170,114,032)	$(129,888,086)
Income Fund	468,049,686	5,589,959	(89,947,140)	(84,357,181)
Balanced Growth Fund	284,798,211	1,518,365	(64,518,214)	(62,999,849)
Balanced Income Fund	90,731,014	589,259	(13,396,535)	(12,807,276)

7. Subsequent Event

Robert W. Baird & Co., Incorporated, EARNEST Partners, LLC and Sterling Capital Management, LLC were each approved by the Board of Trustees of the Trust on November 17, 2008, to serve as sub-advisers for the New Covenant Income Fund, replacing Tattersall Advisory Group, Inc. This change in sub-advisers took effect on January 2, 2009.

supplemental data (unaudited)

NEW COVENANT FUNDS
December 31, 2008

Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how each Fund voted proxies related to securities held during the most recent 12 month period ended June 30 is (i) available without charge, upon request, by calling 800-858-6127; (ii) on the Trust’s website at http://www.newcovenantfunds.com and (iii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example For the Six Months Ended December 31, 2008

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

Growth Fund	$1,000.00	$681.50	$4.62	1.09%
Income Fund	1,000.00	881.10	3.94	0.83%
Balanced Growth Fund	1,000.00	759.40	0.58	0.13%
Balanced Income Fund	1,000.00	810.50	0.78	0.17%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	7/1/08	12/31/08	7/1/08 - 12/31/08	7/1/08 - 12/31/08

Growth Fund	$1,000.00	$1,019.71	$5.55	1.09%
Income Fund	1,000.00	1,021.02	4.23	0.83%
Balanced Growth Fund	1,000.00	1,024.55	0.66	0.13%
Balanced Income Fund	1,000.00	1,024.35	0.87	0.17%

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio (reflecting fee waivers in effect) multiplied by 184/365 (to reflect the one-half year period).
**	Annualized.

supplemental data (unaudited)

NEW COVENANT FUNDS
December 31, 2008

Approval of Sub-Advisory Agreements for the New Covenant Income Fund

During the semi-annual period ended December 31, 2008, the Board of Trustees of the New Covenant Funds (the “Trust”) was called upon to take action with respect to certain Sub-Advisory Agreements relating to the New Covenant Income Fund (the “Fund”) in accordance with applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As described more fully below, the Board was called upon: (i) to approve an interim 150-day Sub-Advisory Agreement (the “Interim Agreement”) with Tattersall Advisory Group, Inc. (“Tattersall”) as a result of the presumed change in control of Tattersall’s corporate parent, Wachovia Corporation (“Wachovia”) in October 2008; (ii) to approve a new Sub-Advisory Agreement with Tattersall to be effective upon the acquisition of Wachovia by Wells Fargo & Company (“Wells Fargo”) in December 2008; and (iii) to approve new Sub-Advisory Agreements (the “New Sub-Advisory Agreements”) with three newly selected sub-advisers for the Fund, Robert W. Baird & Co. Incorporated, EARNEST Partners, LLC and Sterling Capital Management, LLC (collectively, the “New Sub-Advisers”) to be effective upon the termination of Tattersall as sub-adviser to the Fund.

The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is reasonably necessary to allow the Board to properly consider the adoption of any new sub-advisory agreements with respect to the Fund, and it is the duty of the Adviser and any sub-advisers to furnish the Trustees with such information as is responsive to their request. Accordingly, in determining whether to approve the Interim Agreement and the New Sub-Advisory Agreements, the Board of Trustees requested, and the Adviser and the New Sub-Advisers provided, information and data relevant to the Board’s consideration. This included materials regarding the investment performance of the Fund and information regarding the fees and expenses of the Fund, as compared to other similar mutual funds, including other mutual funds having socially responsible investment (“SRI”) mandates. As part of their deliberations, the Trustees also considered and relied upon the information about the Fund that had been provided to them throughout the past year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and its operations. During this process the Independent Trustees were counseled by their own independent legal counsel (as such term is defined in the rules under the 1940 Act).

With respect to the Interim Agreement, the Board was informed of the presumed change in control of Wachovia which was deemed to have occurred on October 20, 2008, when Wachovia issued a series of Wachovia’s Class A Preferred Stock to Wells Fargo which entitled Wells Fargo to a number of votes equal to 39.9% of the aggregate voting power of the outstanding capital stock of Wachovia. The Board was informed that this may have resulted in a change of control of Wachovia for purposes of the 1940 Act and therefore an assignment of the Fund’s Sub-Advisory Agreement with Tattersall, resulting in the automatic termination of that agreement. The Board was further informed that it would be advisable for the Board to take certain action intended to comply with the relevant provisions of Rule 15a-4 under the 1940 Act which provides for the use of an interim investment advisory agreement under certain conditions. The Board determined that it was advisable to continue to retain the services of Tattersall on an interim basis following the presumed change in control event and the Board therefore took action to approve the Interim Agreement. In connection with its decision, the Board considered the fact that Tattersall had represented to the Board that the level of services provided to the Fund by Tattersall would not be reduced under the Interim Agreement. In accordance with the provisions of Rule 15a-4, the Interim Agreement had a term of 150 days from the date of the presumed change in control event involving Wachovia. The Board convened a special meeting on October 28, 2008 for purposes of approving the adoption of the Interim Agreement. At that time, the Board was also informed by the Adviser that the Adviser was considering the termination of Tattersall as a sub-adviser to the Fund and was reviewing the proposed selection of replacement sub-advisers to manage the Fund, and the Board determined to retain the services of Tattersall on only this interim basis while the Adviser completed the process to retain the services of the New Sub-Advisers.

With respect to the Board’s consideration and approval of the New Sub-Advisory Agreements, the Board met on November 17, 2008, to consider the approval of the selection of the New Sub-Advisers. At this meeting, upon the recommendation of the Adviser, the Board took action to terminate Tattersall as the sub-adviser to the Fund. In connection with its review of the investment performance of Tattersall, the Board took into consideration the below-benchmark performance of Tattersall in connection with its management of the Fund’s portfolio and the Board considered the Adviser’s recommendation with respect to the proposed replacement of Tattersall. At the conclusion of their consideration of the performance results achieved by Tattersall, and in accordance with the recommendation of the Adviser, the Board determined to replace Tattersall with the New Sub-Advisers. The Board reviewed information and materials regarding each of the New Sub-Advisers, including their prior investment performance, their proposed portfolio management process and their proposed level of fees. The Board also considered the nature, quality and extent of the services to be provided by each of the New Sub-Advisers. Following their consideration of each of these factors, the Board determined to select each of the New Sub-Advisers to manage a portion of the Fund. Due to the fact that the New Sub-Advisers were not expected to begin managing Fund assets prior to January 1, 2009, the Board also approved, on a temporary basis, the adoption of a new sub-advisory agreement with Tattersall to take effect upon the expected completion of the acquisition of Wachovia by Wells Fargo in December 2008.

In connection with their review of each of the New Sub-Advisory Agreements, the Trustees considered, in addition to the performance and other information discussed above, the favorable compliance report submitted by the Trust’s Chief Compliance Officer on each New Sub-Adviser. In addition, the Trustees took into consideration the fees charged by the New Sub-Advisers to other clients as compared to the fees to be received from the Adviser with respect to the Fund. The Board noted the fact that the fees payable to the New Sub-Advisers had been negotiated at arm’s length and were to be paid by the Adviser from the investment supplemental data (unaudited)

NEW COVENANT FUNDS
December 31, 2008

advisory fee that it receives from the Fund. The Board also considered the brokerage practices of each of the New Sub-Advisers and found them to be in accordance with relevant industry practices and applicable regulatory requirements.

In reaching their conclusion with respect to the adoption of the New Sub-Advisory Agreements, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that influenced their decision-making process. The Board did, however, identify the favorable prior performance results of the New Sub-Advisers and the level of expenses of the Fund as being important elements of their consideration.

Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the New Sub-Advisory Agreements were fair and reasonable in light of the services to be provided and the Board therefore voted to approve the New Sub-Advisory Agreements.

NEW COVENANT
MUTUAL FUNDS

200 East Twelfth Street
Jeffersonville, IN 47130

This report is authorized for distribution only if preceded by a current prospectus.
Shares of New Covenant Funds are distributed by New Covenant Funds Distributors, Inc.,
200 East Twelfth Street, Jeffersonville, IN 47130.

NCF 14-08-09

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

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(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Covenant Funds

By (Signature and Title)*	/s/ Patrick J. Rudnick

Patrick J. Rudnick, Treasurer

Date February 26, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Leech

Robert E. Leech, President

Date February 26, 2009

By (Signature and Title)*	/s/ Patrick J. Rudnick

Patrick J. Rudnick, Treasurer

Date February 26, 2009

*	Print the name and title of each signing officer under his or her signature.

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